UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

InfraCap REIT Preferred ETF

PFFR / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$88,914,925
Total number of portfolio holdings	109
Portfolio turnover rate	5%

ASSET ALLOCATION Footnote Reference(1)

Real Estate	62.70%
Financials	36.50%
Money Market fund	0.80%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

InfraCap REIT Preferred ETF | 1

Virtus InfraCap U.S. Preferred Stock ETF

PFFA / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$103	2.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$1,475,262,877
Total number of portfolio holdings	185
Portfolio turnover rate	28%

ASSET ALLOCATION Footnote Reference(1)

Financials	58.20%Footnote Reference+
Real Estate	20.70%
Industrials	6.70%
Communication Services	6.00%
Utilities	4.50%
Energy	3.30%
Materials	0.40%
Consumer Discretionary	0.20%
Information Technology	0.00%
Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of April 30, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus InfraCap U.S. Preferred Stock ETF | 1

Virtus LifeSci Biotech Clinical Trials ETF

BBC / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus LifeSci Biotech Clinical Trials ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Clinical Trials ETF	$33	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Health Care	92.40%
Money Market Fund	7.60%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$15,340,920
Total number of portfolio holdings	125
Portfolio turnover rate	29%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus LifeSci Biotech Clinical Trials ETF | 1

Virtus LifeSci Biotech Products ETF

BBP / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus LifeSci Biotech Products ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Products ETF	$38	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$23,606,168
Total number of portfolio holdings	64
Portfolio turnover rate	15%

ASSET ALLOCATION Footnote Reference(1)

Health Care	98.30%
Money Market Fund	1.70%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus LifeSci Biotech Products ETF | 1

Virtus Newfleet Multi-Sector Bond ETF

NFLT / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$239,573,525
Total number of portfolio holdings	840
Portfolio turnover rate	53%

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	28.35%
Foreign Bond	23.11%
Mortgage Backed Security	19.95%
Term Loan	12.71%
Asset Backed Security	10.41%
U.S. Government Securities	3.06%
Exchange Traded Fund	1.84%
Money Market Fund	0.57%
Common Stock	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Multi-Sector Bond ETF | 1

Virtus Private Credit Strategy ETF

VPC / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Financials	48.60%
Closed-End Funds	38.00%
Money Market Fund	13.40%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$54,290,967
Total number of portfolio holdings	61
Portfolio turnover rate	11%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Private Credit Strategy ETF | 1

Virtus Real Asset Income ETF

VRAI / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$13,131,301
Total number of portfolio holdings	90
Portfolio turnover rate	48%

ASSET ALLOCATION Footnote Reference(1)

Energy	40.20%
Real Estate	31.90%
Utilities	13.00%
Money Market Fund	5.20%
Communication Services	5.00%
Materials	3.60%
Information Technology	1.10%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Real Asset Income ETF | 1

Virtus WMC International Dividend ETF

VWID / Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the Virtus WMC International Dividend ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus WMC International Dividend ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Financials	29.50%
Industrials	12.50%
Consumer Discretionary	9.40%
Energy	8.10%
Communication Services	7.60%
Consumer Staples	7.20%
Real Estate	6.00%
Health Care	5.90%
Utilities	5.30%
Materials	5.20%
Information Technology	3.30%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$12,301,057
Total number of portfolio holdings	144
Portfolio turnover rate	22%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus WMC International Dividend ETF | 1

InfraCap MLP ETF

AMZA / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$110	2.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$394,650,774
Total number of portfolio holdings	28
Portfolio turnover rate	87%

ASSET ALLOCATION Footnote Reference(1)

Energy	99.50%
Money Market fund	0.30%
Utilities	0.20%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

InfraCap MLP ETF | 1

(b)	Not applicable

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements are attached herewith.

SEMI-ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)

ETFis Series Trust I
April 30, 2025

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

Portfolio Composition (unaudited)

April 30, 2025

Asset Allocation as of 4/30/2025 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	62.7%
Financials	36.5%
Money Market Fund	0.8%
Other Assets in Excess of Liabilities	0.0%**
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Financials	70.2%*
Real Estate	24.9%
Industrials	8.1%
Communication Services	7.2%
Utilities	5.4%
Energy	4.0%
Materials	0.6%
Consumer Discretionary	0.3%
Information Technology	0.0%**
Liabilities in Excess of Other Assets	(20.7)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	99.3%
Money Market Fund	8.1%
Liabilities in Excess of Other Assets	(7.4)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	99.7%
Money Market Fund	1.7%
Liabilities in Excess of Other Assets	(1.4)%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

**Amount rounds to less than 0.05%.

Portfolio Composition (unaudited) (continued)

April 30, 2025

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	28.0%
Foreign Bonds	22.8%
Mortgage Backed Securities	19.9%
Term Loans	12.5%
Asset Backed Securities	10.0%
U.S. Government Securities	3.0%
Exchange Traded Funds	1.8%
Common Stocks	0.0%**
Money Market Fund	0.6%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	54.7%
Closed-End Funds	42.8%
Money Market Fund	15.0%
Liabilities in Excess of Other Assets	(12.5)%
Total	100.0%

Virtus Real Asset Income ETF
Energy	41.5%
Real Estate	33.0%
Utilities	13.4%
Money Market Fund	5.4%
Communication Services	5.1%
Materials	3.8%
Information Technology	1.2%
Liabilities in Excess of Other Assets	(3.4)%
Total	100.0%

**Amount rounds to less than 0.05%.

Portfolio Composition (unaudited) (continued)

April 30, 2025

Virtus WMC International Dividend ETF
Financials	29.1%
Industrials	12.2%
Consumer Discretionary	9.2%
Energy	8.0%
Communication Services	7.5%
Consumer Staples	7.1%
Real Estate	5.9%
Health Care	5.8%
Utilities	5.2%
Materials	4.9%
Information Technology	3.3%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

InfraCap MLP ETF
Energy	119.8%
Utilities	0.2%
Written Options	(0.1)%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(20.2)%
Total	100.0%

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 99.2%

Financials - 36.5%
ACRES Commercial Realty Corp., Series C, 10.19%	15,671	$387,857
AG Mortgage Investment Trust, Inc., Series B, 8.00%	22,609	470,647
AG Mortgage Investment Trust, Inc., Series C, 11.04%	9,022	224,414
AGNC Investment Corp., Series D, 8.85%	30,657	749,257
AGNC Investment Corp., Series E, 9.51%	8,749	219,162
AGNC Investment Corp., Series F, 9.21%	65,519	1,618,974
AGNC Investment Corp., Series G, 7.75%	5,837	144,933
Annaly Capital Management, Inc., Series F, 9.52%	49,815	1,255,338
Annaly Capital Management, Inc., Series G, 8.69%	40,565	990,192
Annaly Capital Management, Inc., Series I, 9.52%	42,620	1,069,336
Arbor Realty Trust, Inc., Series D, 6.38%	33,950	606,008
Arbor Realty Trust, Inc., Series E, 6.25%	18,123	316,246
Arbor Realty Trust, Inc., Series F, 6.25%	40,828	876,985
ARMOUR Residential REIT, Inc., Series C, 7.00%	22,130	454,993
Chimera Investment Corp., Series A, 8.00%	22,312	497,781
Chimera Investment Corp., Series B, 10.35%	37,142	914,065
Chimera Investment Corp., Series C, 7.75%	33,611	778,431
Chimera Investment Corp., Series D, 9.90%	26,379	650,242
DigitalBridge Group, Inc., Series H, 7.13%	69,360	1,489,853
DigitalBridge Group, Inc., Series I, 7.15%	105,997	2,286,355
DigitalBridge Group, Inc., Series J, 7.13%	93,862	1,993,629
Dynex Capital, Inc., Series C, 9.98%	14,046	356,628
Ellington Financial, Inc., 10.05%	7,676	190,672
Ellington Financial, Inc., Series C, 8.63%	483	11,896
Franklin BSP Realty Trust, Inc., Series E, 7.50%	33,716	692,864
Granite Point Mortgage Trust, Inc., Series A, 7.00%	25,775	440,495
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	10,054	188,010
Invesco Mortgage Capital, Inc., Series C, 7.50%	25,494	616,955
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	43,531	803,147
MFA Financial, Inc., Series B, 7.50%	27,730	574,011
MFA Financial, Inc., Series C, 9.91%	36,327	899,457
New York Mortgage Trust, Inc., Series D, 8.00%	20,617	444,296
New York Mortgage Trust, Inc., Series E, 11.28%	24,874	612,149
New York Mortgage Trust, Inc., Series F, 6.88%	18,491	394,228
PennyMac Mortgage Investment Trust, Series A, 8.13%	15,012	358,487
PennyMac Mortgage Investment Trust, Series B, 8.00%	25,468	623,457
PennyMac Mortgage Investment Trust, Series C, 6.75%	33,342	640,166
Ready Capital Corp., 5.75%	2,502	61,599
Ready Capital Corp., Series E, 6.50%	15,012	234,187
Rithm Capital Corp., Series A, 10.39%	6,921	177,731
Rithm Capital Corp., Series B, 10.22%	23,356	594,410
Rithm Capital Corp., Series C, 9.55%	53,631	1,340,239
Rithm Capital Corp., Series D, 7.00%	61,341	1,496,720
TPG RE Finance Trust, Inc., Series C, 6.25%	26,932	467,809
Two Harbors Investment Corp., Series A, 8.13%	16,413	389,316
Two Harbors Investment Corp., Series B, 7.63%	36,879	850,430
Two Harbors Investment Corp., Series C, 9.56%	41,713	1,019,466
Total Financials		32,473,523

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate - 62.7%
Agree Realty Corp., Series A, 4.25%	54,728	$944,058
American Homes 4 Rent, Series G, 5.88%	27,987	656,295
American Homes 4 Rent, Series H, 6.25%	35,853	889,154
Armada Hoffler Properties, Inc., Series A, 6.75%	48,177	1,064,712
Brookfield Property Partners LP, Series A2, 6.38%	56,127	808,790
Chatham Lodging Trust, Series A, 6.63%	14,046	277,128
City Office REIT, Inc., Series A, 6.63%	16,027	298,875
CTO Realty Growth, Inc., Series A, 6.38%	29,559	635,223
DiamondRock Hospitality Co., 8.25%	39,520	989,581
Digital Realty Trust, Inc., Series J, 5.25%	64,176	1,349,621
Digital Realty Trust, Inc., Series K, 5.85%	64,727	1,496,488
Digital Realty Trust, Inc., Series L, 5.20%	104,193	2,121,369
Diversified Healthcare Trust, 5.63%	70,088	944,085
Diversified Healthcare Trust, 6.25%	99,925	1,458,905
EPR Properties, Series G, 5.75%	48,136	966,571
Federal Realty Investment Trust, Series C, 5.00%	48,021	984,430
Gladstone Commercial Corp., Series E, 6.63%	21,195	474,768
Gladstone Commercial Corp., Series G, 6.00%	13,245	269,933
Gladstone Land Corp., Series B, 6.00%	39,375	799,706
Gladstone Land Corp., Series C, 6.00%	60,958	1,225,256
Global Medical REIT, Inc., Series A, 7.50%	8,305	211,362
Global Net Lease, Inc., Series A, 7.25%	62,018	1,401,607
Global Net Lease, Inc., Series B, 6.88%	43,994	947,191
Global Net Lease, Inc., Series D, 7.50%	72,801	1,675,151
Global Net Lease, Inc., Series E, 7.38%	49,185	1,132,731
Hudson Pacific Properties, Inc., Series C, 4.75%	149,098	1,983,003
Kimco Realty Corp., Series L, 5.13%	69,521	1,393,896
Kimco Realty Corp., Series M, 5.25%	81,826	1,692,162
National Storage Affiliates Trust, Series A, 6.00%	66,578	1,504,663
Office Properties Income Trust, 6.38%	65,585	570,590
Pebblebrook Hotel Trust, Series E, 6.38%	6,542	116,055
Pebblebrook Hotel Trust, Series F, 6.30%	55,011	1,001,200
Pebblebrook Hotel Trust, Series G, 6.38%	91,529	1,674,981
Pebblebrook Hotel Trust, Series H, 5.70%	80,094	1,333,565
Public Storage, Series F, 5.15%	23,103	481,698
Public Storage, Series G, 5.05%	32,618	678,454
Public Storage, Series H, 5.60%	24,454	556,573
Public Storage, Series I, 4.88%	34,442	676,096
Public Storage, Series J, 4.70%	27,078	511,233
Public Storage, Series K, 4.75%	23,383	451,058
Public Storage, Series L, 4.63%	53,866	1,017,529
Public Storage, Series M, 4.13%	4,739	81,037
Public Storage, Series N, 3.88%	28,528	451,313
Public Storage, Series O, 3.90%	19,458	311,523
Public Storage, Series P, 4.00%	62,740	1,008,859
Public Storage, Series Q, 3.95%	17,254	275,374
Public Storage, Series R, 4.00%	43,233	699,078
Public Storage, Series S, 4.10%	10,075	167,245
Regency Centers Corp., Series B, 5.88%	2,009	46,107
Saul Centers, Inc., Series E, 6.00%	24,206	497,191

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
SL Green Realty Corp., Series I, 6.50%	72,415	$1,577,199
Summit Hotel Properties, Inc., Series E, 6.25%	63,978	1,250,770
Summit Hotel Properties, Inc., Series F, 5.88%	13,748	259,837
Sunstone Hotel Investors, Inc., Series H, 6.13%	15,859	331,770
Sunstone Hotel Investors, Inc., Series I, 5.70%	16,203	325,356
UMH Properties, Inc., Series D, 6.38%	96,707	2,202,985
Vornado Realty Trust, Series L, 5.40%	95,508	1,671,390
Vornado Realty Trust, Series M, 5.25%	111,647	1,884,601
Vornado Realty Trust, Series N, 5.25%	95,731	1,627,427
Vornado Realty Trust, Series O, 4.45%	94,766	1,357,997
Total Real Estate		55,692,805

Total Preferred Stocks
(Cost $95,466,467)		88,166,328

Security Description	Shares	Value

MONEY MARKET FUNDS - 0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(1)	373,249	$373,249
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.25%(1)	373,250	373,250
(Cost $746,499)		746,499

TOTAL INVESTMENTS - 100.0%
(Cost $96,212,966)		88,912,827
Other Assets in Excess of Liabilities - 0.0%(2)		2,098
Net Assets - 100.0%		$88,914,925

(1)The rate shown reflects the seven-day yield as of April 30, 2025.

(2)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$88,166,328	$—	$—	$88,166,328
Money Market Funds	746,499	—	—	746,499
Total	$88,912,827	$—	$—	$88,912,827

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 120.7%

Communication Services - 7.2%
AT&T, Inc., Series A, 5.00%	1,047	$21,013
Liberty Broadband Corp., Series A, 7.00%(1)	217,596	5,276,703
Qwest Corp., 6.50%(1)	1,571,846	27,350,121
Qwest Corp., 6.75%(1)	1,271,230	21,941,430
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	823,251	17,148,318
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	1,870,318	34,731,805
Total Communication Services		106,469,390

Consumer Discretionary - 0.3%
Ford Motor Co., 6.00%(1)	175,916	3,608,037

Energy - 4.0%
Energy Transfer LP, Series I, 9.25%(1)	3,687,252	43,362,083
GasLog Partners LP, Series A, 8.63% (Greece)(1)	622,191	15,679,151
GasLog Partners LP, Series B, 10.69% (Greece)	200	5,139
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	286,500
Total Energy		59,332,873

Financials - 70.2%†
Abacus Global Management, Inc., 9.88%	82,441	2,129,451
ACRES Commercial Realty Corp., Series C, 10.19%(1)	84,051	2,080,262
ACRES Commercial Realty Corp., Series D, 7.88%	46,343	947,714
Affiliated Managers Group, Inc., 4.20%	3,997	61,114
AG Mortgage Investment Trust, Inc., 9.50%(1)	210,354	5,340,888
AG Mortgage Investment Trust, Inc., Series A, 8.25%	2,055	43,155
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	381,364	7,938,778
AG Mortgage Investment Trust, Inc., Series C, 11.04%(1)	488,640	12,154,480
AGNC Investment Corp., Series D, 8.85%(1)	2,681	65,524
American National Group, Inc., 7.38%(1)	769,240	19,169,461
Angel Oak Mortgage REIT, Inc., 9.50%	42,400	1,058,940
Apollo Global Management, Inc., 6.75%	307,379	22,168,173
Arbor Realty Trust, Inc., Series D, 6.38%(1)	36,655	654,292
Arbor Realty Trust, Inc., Series E, 6.25%(1)	25,120	438,344
Ares Management Corp., Series B, 6.75%	118,488	5,849,753
Argo Group International Holdings, Inc., 7.00%(1)	21,578	539,882
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	296,228	6,090,448
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(1)	25,422	470,815
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(1)	1,023,462	24,133,234
Associated Banc-Corp., 6.63%	34	804
Atlanticus Holdings Corp., 9.25%(1)	1,407,304	35,435,915
Atlanticus Holdings Corp., Series B, 7.63%(1)	47,118	1,083,714
Banc of California, Inc., Series F, 7.75%(1)	1,620,226	40,149,200
Bank of Hawaii Corp., 8.00%(1)	219,417	5,592,939

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Bank of New York Mellon Corp., Series K, 6.15%*	594,841	$14,942,406
Brighthouse Financial, Inc., Series C, 5.38%	4,159	67,459
Brighthouse Financial, Inc., Series D, 4.63%(1)	137,462	1,971,205
Brookfield Finance, Inc., Series 50, 4.63% (Canada)	5,294	82,163
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	11,498	236,629
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	18,486	376,190
Chimera Investment Corp., 9.00%(1)	131,991	3,326,965
Chimera Investment Corp., 9.25%(1)	63,088	1,599,596
Chimera Investment Corp., Series A, 8.00%(1)	385,678	8,604,476
Chimera Investment Corp., Series B, 10.35%(1)	611,162	15,040,697
Chimera Investment Corp., Series C, 7.75%(1)	817,031	18,922,438
Chimera Investment Corp., Series D, 9.90%(1)	804,114	19,821,410
CION Investment Corp., 7.50%(1)	765,694	19,027,496
Compass Diversified Holdings, Series A, 7.25%(1)	773,074	17,780,702
Compass Diversified Holdings, Series B, 7.88%(1)	823,018	19,217,470
Compass Diversified Holdings, Series C, 7.88%(1)	749,172	17,410,757
Corebridge Financial, Inc., 6.38%(1)	808,248	19,284,797
DigitalBridge Group, Inc., Series H, 7.13%(1)	906,132	19,463,715
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,467,716	31,658,634
DigitalBridge Group, Inc., Series J, 7.13%(1)	680,063	14,444,538
Dime Community Bancshares, Inc., 5.50%(1)	12,817	239,806
Dime Community Bancshares, Inc., 9.00%(1)	102,316	2,631,568
Eagle Point Income Co., Inc., Series B, 7.75%(1)	18,663	462,863
Eagle Point Income Co., Inc., Series C, 8.00%(1)	78,687	1,961,667
Eagle Point Institutional Income Fund, Series A, 8.13%(1)	128,698	3,153,101
Ellington Financial, Inc., 10.05%(1)	527,918	13,113,483
Enterprise Financial Services Corp., Series A, 5.00%(1)	315,744	5,853,894
F&G Annuities & Life, Inc., 7.30%(1)	317,357	7,435,675
Fifth Third Bancorp, Series A, 6.00%	39	951
Flagstar Financial, Inc., Series A, 6.38%(1)	2,144,891	47,788,171
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	58,764	1,207,600
Gladstone Investment Corp., 7.88%(1)	203,724	5,125,696
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	598,021	14,472,108
Kemper Corp., 5.88%(1)	229,099	5,081,416
KeyCorp, Series E, 6.13%(1)	65,450	1,653,267
KKR & Co., Inc., Series D, 6.25%*	502,158	24,068,433
Merchants Bancorp, 7.63%	725,727	16,909,439
Merchants Bancorp, Series C, 6.00%(1)	203,050	3,979,780
MFA Financial, Inc., 9.00%	1,477	37,383
MFA Financial, Inc., Series B, 7.50%(1)	507,189	10,498,812
MFA Financial, Inc., Series C, 9.91%(1)	1,073,885	26,589,393
Midland States Bancorp, Inc., 7.75%	15,531	365,755
Navient Corp., 6.00%(1)	228,362	4,019,171
New York Community Capital Trust V, 6.00%(1)	824,110	29,972,881
New York Mortgage Trust, Inc., 9.13%(1)	249,134	6,128,696
New York Mortgage Trust, Inc., Series D, 8.00%(1)	1,649,214	35,540,562

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New York Mortgage Trust, Inc., Series E, 11.28%(1)	992,500	$24,425,425
NewtekOne, Inc., 8.63%(1)	478,637	11,688,316
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	20,074	454,676
Oxford Lane Capital Corp., Series 2032, 7.95%*	104,088	2,555,881
Pearl Diver Credit Co., Inc., Series A, 8.00%(1)	55,460	1,364,316
PennyMac Mortgage Investment Trust, 9.00%*	126,855	3,234,803
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	272,571	6,508,995
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	891,800	21,831,264
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	151,791	2,914,387
Prospect Capital Corp., Series A, 5.35%(1)	898,817	14,893,398
Ready Capital Corp., 9.00%(1)	363,783	8,759,895
Ready Capital Corp., Series E, 6.50%	8,875	138,450
Redwood Trust, Inc., 9.00%(1)	360,446	8,928,247
Redwood Trust, Inc., 9.13%*(1)	131,432	3,302,886
Redwood Trust, Inc., 10.00%(1)	16,226	393,643
Regions Financial Corp., 6.95%(1)	728,355	18,208,875
Rithm Capital Corp., Series C, 9.55%(1)	318,988	7,971,510
Rithm Capital Corp., Series D, 7.00%(1)	91,157	2,224,231
Rithm Property Trust, Inc., 9.88%*	206,814	5,253,076
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	113,417	2,649,421
SLM Corp., Series B, 6.26%(1)	388,933	28,956,062
Sound Point Meridian Capital, Inc., 8.00%(1)	228,661	5,575,533
State Street Corp., Series G, 5.35%	745	16,487
Synchrony Financial, Series A, 5.63%(1)	809,845	14,731,081
Synchrony Financial, Series B, 8.25%(1)	89,838	2,266,613
Synovus Financial Corp., Series D, 7.88%	31	770
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	60,145	1,180,646
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	26,825	465,950
Trinity Capital, Inc., 7.88%(1)	598,779	15,175,445
Two Harbors Investment Corp., Series B, 7.63%(1)	884,126	20,387,946
Two Harbors Investment Corp., Series C, 9.56%(1)	1,296,346	31,682,696
Valley National Bancorp, Series A, 6.25%(1)	1,081,194	27,148,781
Valley National Bancorp, Series B, 8.43%(1)	172,138	4,284,515
Valley National Bancorp, Series C, 8.25%(1)	956,627	23,915,675
Webster Financial Corp., Series F, 5.25%	7,397	140,247
WesBanco, Inc., Series A, 6.75%	1,924	48,504
Western Alliance Bancorp, Series A, 4.25%	339,287	7,057,170
Total Financials		1,035,904,410

Industrials - 8.1%
Atlas Corp., Series D, 7.95% (Canada)	7,135	176,877
Atlas Corp., Series H, 7.88% (Canada)(1)	88,427	2,162,040
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	289,388	4,575,224
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	877,072	16,506,495
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,628,573	4,315,719
Boeing Co., 6.00%	4,245	260,558

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Industrials (continued)
Chart Industries, Inc., Series B, 6.75%	16,513	$873,868
FTAI Aviation Ltd., Series C, 8.25%(1)	73,680	1,851,578
Pitney Bowes, Inc., 6.70%(1)	928,754	18,231,441
Triton International Ltd., 6.88% (Bermuda)(1)	495,315	10,461,053
Triton International Ltd., 7.38% (Bermuda)(1)	1,006,488	22,454,747
Triton International Ltd., 7.63% (Bermuda)	1,095,688	26,614,262
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	576,923	10,684,614
Total Industrials		119,168,476

Information Technology - 0.0%(2)
Hewlett Packard Enterprise Co., 7.63%	1,715	86,093
Microstrategy, Inc., 10.00%*	342	31,344
Total Information Technology		117,437

Materials - 0.6%
Ramaco Resources, Inc., 8.38%(1)	337,328	7,923,835

Real Estate - 24.9%
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	13,096	289,422
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	428,579	5,850,103
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	138,769	2,717,097
City Office REIT, Inc., Series A, 6.63%(1)	237,980	4,437,899
CTO Realty Growth, Inc., Series A, 6.38%(1)	288,246	6,194,406
DiamondRock Hospitality Co., 8.25%(1)	11,625	291,090
Digital Realty Trust, Inc., Series L, 5.20%(1)	25,397	517,083
Diversified Healthcare Trust, 5.63%(1)	1,780,280	23,980,372
Diversified Healthcare Trust, 6.25%(1)	1,535,705	22,421,293
EPR Properties, Series C, 5.75%(1)	22,294	489,130
EPR Properties, Series E, 9.00%(1)	512,089	14,947,878
EPR Properties, Series G, 5.75%(1)	598,621	12,020,310
Gladstone Land Corp., Series B, 6.00%	5,370	109,065
Global Net Lease, Inc., Series A, 7.25%(1)	839,565	18,974,169
Global Net Lease, Inc., Series B, 6.88%(1)	731,275	15,744,351
Global Net Lease, Inc., Series D, 7.50%(1)	1,521,150	35,001,661
Global Net Lease, Inc., Series E, 7.38%(1)	484,555	11,159,302
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,143,274	15,205,544
LXP Industrial Trust, Series C, 6.50%(1)	40,141	1,851,303
National Healthcare Properties, Series B, 7.13%(1)	540,334	7,181,039
Office Properties Income Trust, 6.38%(1)	646,835	5,627,464
Pebblebrook Hotel Trust, Series E, 6.38%(1)	70,303	1,247,175
Pebblebrook Hotel Trust, Series F, 6.30%(1)	579,806	10,552,469
Pebblebrook Hotel Trust, Series G, 6.38%(1)	178,346	3,263,732
Pebblebrook Hotel Trust, Series H, 5.70%(1)	122,602	2,041,323
Regency Centers Corp., Series B, 5.88%(1)	222,142	5,098,159
RLJ Lodging Trust, Series A, 1.95%(1)	1,496,983	36,406,627
Saul Centers, Inc., Series E, 6.00%(1)	815,336	16,747,001
SL Green Realty Corp., Series I, 6.50%(1)	408,896	8,905,755
Summit Hotel Properties, Inc., Series E, 6.25%(1)	487,357	9,527,829
Summit Hotel Properties, Inc., Series F, 5.88%(1)	162,620	3,073,518
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	11,155	233,363

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	112,646	$2,261,932
Vornado Realty Trust, Series L, 5.40%(1)	781,839	13,682,182
Vornado Realty Trust, Series M, 5.25%(1)	1,196,532	20,197,460
Vornado Realty Trust, Series N, 5.25%(1)	975,093	16,576,581
Vornado Realty Trust, Series O, 4.45%(1)	900,832	12,908,923
Total Real Estate		367,734,010

Utilities - 5.4%
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	292,181	6,743,537
Brookfield Infrastructure Finance ULC, 7.25% (Canada)(1)	116,908	2,601,203
Eagle Point Credit Co., Inc., Series F, 8.00%(1)	98,394	2,435,252
NextEra Energy, Inc., 6.93%	56,333	2,168,821
NextEra Energy, Inc., 7.30%	3,001	139,216
PG&E Corp., Series A, 6.00%	4,762	207,099
SCE Trust IV, Series J, 5.38%(1)	2,197,666	48,656,325
SCE Trust V, Series K, 5.45%	385,047	8,767,520
SCE Trust VI, 5.00%(1)	458,402	7,504,041
SCE Trust VII, Series M, 7.50%	7,441	171,515
Sempra, 5.75%	6,648	138,544
South Jersey Industries, Inc., 5.63%(1)	5,636	93,079
Total Utilities		79,626,152

Total Preferred Stocks
(Cost $1,806,521,355)		1,779,884,620

Security Description	Shares	Value

COMMON STOCK - 0.0%(2)

Utilities - 0.0%(2)
Algonquin Power & Utilities Corp. (Canada)
(Cost $93,249)	19,880	$106,954

TOTAL INVESTMENTS - 120.7%
(Cost $1,806,614,604)		1,779,991,574
Liabilities in Excess of Other Assets - (20.7)%		(304,728,697)
Net Assets - 100.0%		$1,475,262,877

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2025 was $1,500,609,315.

(2)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,779,884,620	$—	$—	$1,779,884,620
Common Stock	106,954	—	—	106,954
Total	$1,779,991,574	$—	$—	$1,779,991,574

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.3%

Health Care - 99.3%
4D Molecular Therapeutics, Inc.*	23,873	$80,452
89bio, Inc.*	20,921	167,786
AbCellera Biologics, Inc. (Canada)*(1)	55,674	145,309
ACELYRIN, Inc.*	46,393	114,591
Akero Therapeutics, Inc.*	5,662	258,244
Allogene Therapeutics, Inc.*	81,306	136,594
Altimmune, Inc.*(1)	19,131	100,438
AnaptysBio, Inc.*	10,935	242,976
Annexon, Inc.*	36,422	67,745
Apogee Therapeutics, Inc.*	3,705	145,421
Arbutus Biopharma Corp.*(1)	46,131	163,765
Arcellx, Inc.*(1)	1,968	127,822
Arcturus Therapeutics Holdings, Inc.*	9,362	119,927
Arcus Biosciences, Inc.*	9,578	83,807
Arcutis Biotherapeutics, Inc.*	13,415	200,018
ArriVent Biopharma, Inc.*	6,349	134,980
Arrowhead Pharmaceuticals, Inc.*	7,424	103,119
Arvinas, Inc.*	8,323	80,067
Astria Therapeutics, Inc.*	16,749	86,425
Autolus Therapeutics PLC (United Kingdom)*(2)	61,060	86,095
Avidity Biosciences, Inc.*	4,864	158,810
Beam Therapeutics, Inc.*	5,857	116,730
Belite Bio, Inc.*(2)	2,590	159,233
Bicara Therapeutics, Inc.*(1)	9,103	130,810
Bicycle Therapeutics PLC (United Kingdom)*(2)	8,171	69,944
Biohaven Ltd.*	4,090	90,471
Capricor Therapeutics, Inc.*(1)	11,457	145,504
Cargo Therapeutics, Inc.*(1)	10,997	50,256
Cartesian Therapeutics, Inc.*(1)	8,165	97,980
Celcuity, Inc.*	13,032	145,176
Celldex Therapeutics, Inc.*	6,213	129,417
Centessa Pharmaceuticals PLC*(2)	9,743	133,577
CG oncology, Inc.*(1)	5,694	153,396
Cogent Biosciences, Inc.*	19,702	102,647
Compass Pathways PLC (United Kingdom)*(1)(2)	37,250	148,255
Corvus Pharmaceuticals, Inc.*	20,323	72,960
Crinetics Pharmaceuticals, Inc.*(1)	2,955	98,667
Cullinan Therapeutics, Inc.*	13,460	111,449
CureVac NV (Germany)*(1)	51,323	182,197
Cytokinetics, Inc.*	3,272	140,172
Denali Therapeutics, Inc.*	6,999	116,533
Dianthus Therapeutics, Inc.*(1)	6,991	152,753
Disc Medicine, Inc.*	2,557	126,367
Dyne Therapeutics, Inc.*	6,414	75,621
Edgewise Therapeutics, Inc.*	5,837	95,727
Enliven Therapeutics, Inc.*(1)	7,144	135,307
Entrada Therapeutics, Inc.*	9,071	82,818
Erasca, Inc.*	62,454	91,183
EyePoint Pharmaceuticals, Inc.*	20,683	141,058
Ideaya Biosciences, Inc.*	6,376	128,349

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
IGM Biosciences, Inc.*	19,978	$27,670
Immatics NV (Germany)*	22,161	110,805
Immunome, Inc.*	12,575	110,534
Immunovant, Inc.*	5,954	96,157
Intellia Therapeutics, Inc.*	12,114	107,451
iTeos Therapeutics, Inc.*	20,671	149,865
Janux Therapeutics, Inc.*	2,670	88,644
Keros Therapeutics, Inc.*	8,916	128,747
Kura Oncology, Inc.*	16,956	111,231
Kymera Therapeutics, Inc.*(1)	3,892	133,379
Larimar Therapeutics, Inc.*	26,881	71,235
LENZ Therapeutics, Inc.*(1)	5,335	152,128
Liquidia Corp.*	14,924	208,488
MBX Biosciences, Inc.*(1)	8,015	84,077
Mereo Biopharma Group PLC (United Kingdom)*(2)	44,024	114,022
Merus NV (Netherlands)*	3,969	180,629
Mind Medicine MindMed, Inc.*	23,396	149,500
Mineralys Therapeutics, Inc.*	13,502	191,863
Monte Rosa Therapeutics, Inc.*	21,081	103,508
MoonLake Immunotherapeutics*(1)	3,051	128,386
Neumora Therapeutics, Inc.*	15,518	12,101
Neurogene, Inc.*(1)	7,356	110,340
Newamsterdam Pharma Co. NV (Netherlands)*	6,552	125,340
Nurix Therapeutics, Inc.*	7,992	92,148
Nuvalent, Inc. Class A*	1,891	145,134
Nuvation Bio, Inc.*	62,454	140,522
Olema Pharmaceuticals, Inc.*	24,441	126,116
Omeros Corp.*(1)	19,353	142,245
ORIC Pharmaceuticals, Inc.*	19,481	111,237
Perspective Therapeutics, Inc.*	47,327	115,951
Pharvaris NV (Netherlands)*	8,642	159,704
Pliant Therapeutics, Inc.*	11,850	18,842
Praxis Precision Medicines, Inc.*	2,316	87,174
Prime Medicine, Inc.*(1)	54,564	94,396
Protagonist Therapeutics, Inc.*	4,066	186,304
Prothena Corp. PLC (Ireland)*	11,898	109,462
Rapport Therapeutics, Inc.*(1)	8,646	98,997
Recursion Pharmaceuticals, Inc. Class A*(1)	23,527	131,516
REGENXBIO, Inc.*	18,845	181,100
Relay Therapeutics, Inc.*	34,361	114,422
Replimune Group, Inc.*(1)	13,448	131,521
Revolution Medicines, Inc.*	3,653	147,508
Rocket Pharmaceuticals, Inc.*	13,061	99,655
Sana Biotechnology, Inc.*(1)	80,510	152,969
Savara, Inc.*	49,027	156,886
Scholar Rock Holding Corp.*	3,943	129,764
Scilex Holding Co. (Singapore)*	512	2,427
Silence Therapeutics PLC (United Kingdom)*(2)	24,888	92,086
Soleno Therapeutics, Inc.*	3,547	265,528
Spyre Therapeutics, Inc.*	6,870	104,630

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Stoke Therapeutics, Inc.*	13,337	$130,169
Structure Therapeutics, Inc.*(1)(2)	5,181	139,887
Summit Therapeutics, Inc.*(1)	9,198	221,856
Syndax Pharmaceuticals, Inc.*	12,199	172,616
Tango Therapeutics, Inc.*	57,628	81,255
Taysha Gene Therapies, Inc.*(1)	72,991	141,603
Tectonic Therapeutic, Inc.*(1)	3,542	73,886
Terns Pharmaceuticals, Inc.*	24,922	82,243
Third Harmonic Bio, Inc.*(1)	14,607	75,518
Tourmaline Bio, Inc.*	7,298	125,599
Tyra Biosciences, Inc.*(1)	10,821	111,456
uniQure NV (Netherlands)*	10,913	161,076
Vaxcyte, Inc.*	1,872	67,092
Vera Therapeutics, Inc.*	3,638	85,020
Verve Therapeutics, Inc.*	26,362	149,473
Viking Therapeutics, Inc.*(1)	3,431	99,053
Vir Biotechnology, Inc.*	22,102	135,264
Viridian Therapeutics, Inc.*	9,138	123,820
WaVe Life Sciences Ltd.*	11,850	91,482
Xencor, Inc.*	6,635	73,118
Xenon Pharmaceuticals, Inc. (Canada)*	4,165	159,103
Xeris Biopharma Holdings, Inc.*	48,307	220,763
Zentalis Pharmaceuticals, Inc.*	52,471	74,509
Zymeworks, Inc.*	13,020	169,390
Total Health Care		15,228,543

Total Common Stocks
(Cost $19,672,318)		15,228,543

Security Description	Shares	Value

SECURITIES LENDING COLLATERAL - 8.1%

Money Market Fund - 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.15%(3)(4)
(Cost $1,252,112)	1,252,112	$1,252,112

TOTAL INVESTMENTS - 107.4%
(Cost $20,924,430)		16,480,655
Liabilities in Excess of Other Assets - (7.4)%		(1,139,735)
Net Assets - 100.0%		$15,340,920

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,824,509; total market value of collateral held by the Fund was $2,843,635. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,591,523.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2025.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$15,228,543	$—	$—	$15,228,543
Money Market Fund	1,252,112	—	—	1,252,112
Total	$16,480,655	$—	$—	$16,480,655

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.7%

Health Care - 99.7%
ACADIA Pharmaceuticals, Inc.*	23,790	$347,334
ADMA Biologics, Inc.*	21,990	523,362
Agios Pharmaceuticals, Inc.*	10,758	319,405
Alnylam Pharmaceuticals, Inc.*	1,678	441,717
Amgen, Inc.	1,497	435,507
Amicus Therapeutics, Inc.*	40,446	310,625
Apellis Pharmaceuticals, Inc.*	12,541	240,913
Ardelyx, Inc.*	78,348	431,306
Ascendis Pharma A/S (Denmark)*(1)	3,141	535,352
Aurinia Pharmaceuticals, Inc. (Canada)*	42,368	349,112
Axsome Therapeutics, Inc.*	4,352	488,686
BeiGene Ltd. (China)*(1)	2,274	590,808
BioCryst Pharmaceuticals, Inc.*	54,018	478,059
Biogen, Inc.*	2,643	320,014
BioMarin Pharmaceutical, Inc.*	6,193	394,432
BioNTech SE (Germany)*(1)	3,403	354,422
Blueprint Medicines Corp.*	4,435	396,933
Bridgebio Pharma, Inc.*(2)	14,841	569,301
CRISPR Therapeutics AG (Switzerland)*	9,039	349,538
Day One Biopharmaceuticals, Inc.*	32,053	249,372
Dynavax Technologies Corp.*	31,602	371,324
Esperion Therapeutics, Inc.*	161,007	160,910
Exelixis, Inc.*	11,674	457,037
Geron Corp.*	104,731	147,671
Gilead Sciences, Inc.	4,483	477,619
Halozyme Therapeutics, Inc.*	8,582	527,106
Harmony Biosciences Holdings, Inc.*(2)	12,885	379,721
ImmunityBio, Inc.*(2)	135,049	338,973
Immunocore Holdings PLC (United Kingdom)*(1)(2)	13,547	407,765
Incyte Corp.*	5,800	363,428
Insmed, Inc.*	5,702	410,544
Ionis Pharmaceuticals, Inc.*	11,093	340,666
Iovance Biotherapeutics, Inc.*	51,580	185,172
Ironwood Pharmaceuticals, Inc.*	115,325	107,518
Kiniksa Pharmaceuticals International PLC*	20,387	549,837
Krystal Biotech, Inc.*	2,365	401,766
Legend Biotech Corp.*(1)	11,568	404,302
Lexicon Pharmaceuticals, Inc.*	499,341	364,918
Ligand Pharmaceuticals, Inc.*	3,616	397,254
Madrigal Pharmaceuticals, Inc.*	1,358	453,450
Mirum Pharmaceuticals, Inc.*	9,711	421,943
Moderna, Inc.*	9,588	273,642
Neurocrine Biosciences, Inc.*	3,240	348,916
Novavax, Inc.*(2)	45,518	303,605
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Phathom Pharmaceuticals, Inc.*(2)	51,417	$220,579
PTC Therapeutics, Inc.*	8,671	432,163
Regeneron Pharmaceuticals, Inc.	556	332,911
Rhythm Pharmaceuticals, Inc.*	7,371	480,515
Roivant Sciences Ltd.*(2)	34,556	401,541
Sage Therapeutics, Inc.*	72,408	527,854
Sarepta Therapeutics, Inc.*	3,297	205,733
SpringWorks Therapeutics, Inc.*	10,611	491,289
Tarsus Pharmaceuticals, Inc.*	8,033	416,993
TG Therapeutics, Inc.*(2)	13,376	608,742
Theravance Biopharma, Inc.*	41,600	406,432
Travere Therapeutics, Inc.*	22,923	477,028
Ultragenyx Pharmaceutical, Inc.*	8,754	341,231
United Therapeutics Corp.*	1,137	344,613
Vertex Pharmaceuticals, Inc.*	884	450,398
Y-mAbs Therapeutics, Inc.*	42,025	178,606
Zai Lab Ltd. (China)*(1)	15,363	486,853
Total Health Care		23,524,766

Total Common Stocks
(Cost $23,160,588)		23,524,766

SECURITIES LENDING COLLATERAL - 1.7%

Money Market Fund - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.15%(4)(5)
(Cost $412,100)	412,100	412,100

TOTAL INVESTMENTS - 101.4%
(Cost $23,572,688)		23,936,866
Liabilities in Excess of Other Assets - (1.4)%		(330,698)
Net Assets - 100.0%		$23,606,168

*Non-income producing security.

(1)American Depositary Receipts.

(2)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,903,923; total market value of collateral held by the Fund was $2,925,852. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,513,752.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2025.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$23,524,766	$0	$—	$23,524,766
Money Market Fund	412,100	—	—	412,100
Total	$23,936,866	$0	$—	$23,936,866

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS – 28.0%

Aerospace – 0.2%
L3harris Technologies, Inc., 5.40%, 07/31/33	$525,000	$533,539

Broadline Retail – 0.1%
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	370,000	224,833

Communication Services – 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	365,000	344,953
CMG Media Corp., 8.88%, 06/18/29(1)	410,000	359,775
CSC Holdings LLC, 7.50%, 04/01/28(1)	205,000	150,355
CSC Holdings LLC, 11.75%, 01/31/29(1)	385,000	364,227
Directv Financing LLC, 8.88%, 02/01/30(1)	590,000	563,598
Gray Television, Inc., 7.00%, 05/15/27(1)	115,000	111,991
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	358,524
Hughes Satellite Systems Corp., 6.63%, 08/01/26	395,000	321,167
Millennium Escrow Corp., 6.63%, 08/01/26(1)	450,000	326,079
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	17,306
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	60,000	59,433
Snap, Inc., 6.88%, 03/01/33(1)	305,000	304,872
Sprint Capital Corp., 8.75%, 03/15/32	160,000	192,130
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	95,418
Univision Communications, Inc., 6.63%, 06/01/27(1)	530,000	513,355
Total Communication Services		4,083,183

Consumer Discretionary – 1.8%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54 (Jersey Island)(2)	450,000	421,997
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	255,000	234,011
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	65,730
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	10,000	10,183
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	525,000	360,159
Ford Motor Co., 3.25%, 02/12/32	105,000	85,855
Ford Motor Co., 4.75%, 01/15/43	80,000	59,862
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	116,400
Ford Motor Credit Co. LLC, 6.50%, 02/07/35	195,000	188,814
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	175,000	175,195
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	534,159
Newell Brands, Inc., 6.38%, 09/15/27	260,000	254,263
Newell Brands, Inc., 6.63%, 09/15/29	261,000	245,326
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	130,000	133,025
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	95,000	91,509
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	540,000	503,753
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	200,000	200,052

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Stellantis Finance US, Inc., 6.45%, 03/18/35(1)	$460,000	$452,017
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	4,579
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	230,000	215,344
Total Consumer Discretionary		4,352,233

Consumer Staples – 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	185,000	178,957
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash / 9.5% PIK)(1)(3)	5,210	5,534
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	50,000	50,176
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	288,000	288,216
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	185,000	153,184
Kronos Acquisition Holdings, Inc., 10.75%, 06/30/32 (Canada)(1)	220,000	132,230
Mars, Inc., 5.20%, 03/01/35(1)	365,000	366,587
Philip Morris International, Inc., 4.90%, 11/01/34	480,000	473,270
Pilgrim’s Pride Corp., 6.25%, 07/01/33	498,000	519,295
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	569,973
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	453,109
Total Consumer Staples		3,190,531

Energy – 3.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	285,000	294,494
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	179,083
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	193,733
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	175,000	176,956
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	152,769
Civitas Resources, Inc., 8.75%, 07/01/31(1)	130,000	123,731
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	139,566
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	51,001
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	98,673
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(4)	225,000	224,009
EQT Corp., 6.38%, 04/01/29(1)	285,000	291,741
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	380,306
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	556,899
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	120,000	118,409
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	390,186
HF Sinclair Corp., 6.25%, 01/15/35	800,000	769,373

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	$125,000	$117,160
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	344,658
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(1)	270,000	259,582
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	385,000	344,984
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	675,000	654,285
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(4)(5)	12,000	240
Nabors Industries, Inc., 7.38%, 05/15/27(1)	455,000	429,404
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	18,819
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	378,816
Occidental Petroleum Corp., 5.55%, 10/01/34	355,000	331,663
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	340,415
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	24,214
Transocean, Inc., 8.75%, 02/15/30(1)	60,000	58,697
Transocean, Inc., 8.50%, 05/15/31(1)	195,000	150,916
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	112,422
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(4)	380,000	326,973
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	135,000	137,159
Viper Energy, Inc., 7.38%, 11/01/31(1)	15,000	15,586
Western Midstream Operating LP, 5.25%, 02/01/50	435,000	348,224
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	416,958
Total Energy		8,952,104

Financials – 7.6%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	138,251
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	195,000	184,924
Allstate Corp. (The), Series B, 7.52%, (3-Month SOFR + 3.20%), 08/15/53(2)	245,000	242,716
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	505,000	500,571
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	750,000	756,495
AON North America, Inc., 5.45%, 03/01/34	300,000	305,390
Apollo Debt Solutions Bdc, 6.90%, 04/13/29	340,000	349,747
Apollo Global Management, Inc., 6.00%, (US 5 Year CMT T- Note + 2.17%), 12/15/54(2)	485,000	455,476
Arthur J Gallagher & Co., 5.55%, 02/15/55	535,000	504,613
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	150,000	145,928
Bank of America Corp., 2.97%, (SOFR + 1.33%), 02/04/33(2)	110,000	96,749
Bank of America Corp., 5.29%, (SOFR + 1.91%), 04/25/34(2)	300,000	300,912
Bank of America Corp., 5.43%, (SOFR + 1.91%), 08/15/35(2)	125,000	122,393

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(4)	$395,000	$393,212
Blackstone Private Credit Fund, 5.95%, 07/16/29	240,000	241,350
Blackstone Private Credit Fund, 6.00%, 11/22/34(1)	370,000	353,366
Blue Owl Credit Income Corp., 6.65%, 03/15/31	110,000	111,197
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	445,777
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	100,000	96,662
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	175,000	144,099
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	375,722
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	420,000	367,013
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	191,380
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	390,000	380,272
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	141,166
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	137,836
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	365,528
Citizens Financial Group, Inc., 5.72%, (SOFR + 1.91%), 07/23/32(2)	320,000	325,500
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	329,000	317,787
F&G Annuities & Life, Inc., 6.50%, 06/04/29	315,000	321,213
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	206,321
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	199,672
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	66,171
Goldman Sachs Group, Inc. (The), 5.85%, (SOFR + 1.55%), 04/25/35(2)	420,000	433,210
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	137,157
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(1)	483,000	464,264
Hub International Ltd., 7.38%, 01/31/32(1)	15,000	15,463
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	240,548
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	405,000	400,711
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	237,324
JPMorgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	487,601
JPMorgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	118,181
KeyCorp., 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	95,085
KeyCorp., 6.40%, (SOFR + 2.42%), 03/06/35(2)	200,000	209,618
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	75,000	73,138

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	$210,000	$198,401
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(4)	185,000	183,149
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	420,607
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	139,252
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	190,061
Morgan Stanley, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	207,228
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	97,818
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	424,541
National Rural Utilities Cooperative Finance Corp., 7.45%, (3-Month SOFR + 3.17%), 04/30/43(2)	105,000	104,706
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	185,883
OneMain Finance Corp., 7.13%, 11/15/31	325,000	326,670
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	15,000	15,380
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	840,000	850,559
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	93,175
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	195,000	196,100
Reinsurance Group of America, Inc., 6.65%, (US 5 Year CMT T- Note + 2.39%), 09/15/55(2)	395,000	383,731
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	100,000	100,603
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	424,016
Synchrony Financial, 3.70%, 08/04/26	50,000	48,972
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	66,608
Truist Financial Corp., 5.12%, (SOFR + 1.85%), 01/26/34(2)	145,000	141,990
Truist Financial Corp., 5.87%, (SOFR + 2.36%), 06/08/34(2)	75,000	76,871
Wells Fargo & Co., 6.85%, (US 5 Year CMT T- Note + 2.77%), perpetual(2)(4)	125,000	126,676
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(4)(6)	60,000	59,873
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T- Note + 3.45%), perpetual(2)(4)	115,000	113,021
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	215,947
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	475,000	511,024
Total Financials		18,100,571

Health Care – 2.3%
Amgen, Inc., 5.25%, 03/02/33	810,000	818,790
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	45,000	38,434

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	$635,000	$524,942
CVS Health Corp., 5.05%, 03/25/48	335,000	284,904
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	70,000	69,704
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	455,000	406,271
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	435,000	452,828
HCA, Inc., 5.50%, 06/01/33	170,000	171,148
HCA, Inc., 5.60%, 04/01/34	365,000	367,030
Insulet Corp., 6.50%, 04/01/33(1)	35,000	35,736
Iqvia, Inc., 5.70%, 05/15/28	200,000	203,809
Iqvia, Inc., 6.25%, 02/01/29	320,000	332,813
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	351,441
LifePoint Health, Inc., 10.00%, 06/01/32(1)	195,000	189,394
Medline Borrower LP, 5.25%, 10/01/29(1)	150,000	142,593
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	40,000	40,356
Molina Healthcare, Inc., 6.25%, 01/15/33(1)	105,000	104,279
Par Pharmaceutical, Inc., 04/01/27(1)(5)(7)(8)	35,000	0
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	265,000	252,884
Royalty Pharma PLC, 5.40%, 09/02/34	310,000	307,989
Universal Health Services, Inc., 5.05%, 10/15/34	455,000	425,206
Total Health Care		5,520,551

Industrials – 3.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	346,927	347,281
Amentum Escrow Corp., 7.25%, 08/01/32(1)	35,000	35,635
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	141,003
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,700
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	210,000	221,146
Beacon Roofing Supply, Inc., 6.75%, 04/30/32(1)	10,000	10,051
Bnsf Funding Trust I, 6.61%, 12/15/55	185,000	185,508
Boeing Co. (The), 5.81%, 05/01/50	95,000	89,118
Boeing Co. (The), 5.93%, 05/01/60	473,000	436,777
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	566,457
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	85,330
Cimpress PLC, 7.38%, 09/15/32(1)	590,000	539,069
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	360,000	313,691
CoStar Group, Inc., 2.80%, 07/15/30(1)	403,000	357,375
CRH America Finance, Inc., 5.40%, 05/21/34	450,000	456,306
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	73,214	71,493
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	25,000	25,360
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	314,267
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35	585,000	596,533
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	85,462
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	120,000	117,489

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
LBM Acquisition LLC, 6.25%, 01/15/29(1)	$625,000	$548,404
Quikrete Holdings, Inc., 6.75%, 03/01/33(1)	65,000	65,300
Regal Rexnord Corp., 6.40%, 04/15/33	485,000	495,456
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	77,854
Sempra Global, 3.25%, 01/15/32(1)	233,000	195,173
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	165,000	167,202
TransDigm, Inc., 6.63%, 03/01/32(1)	230,000	235,889
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	264,681
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	154,761	154,600
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	307,302	306,627
United Rentals North America, Inc., 3.75%, 01/15/32	265,000	236,558
Veralto Corp., 5.45%, 09/18/33	505,000	515,459
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	61,108
Total Industrials		8,404,362

Information Technology – 1.5%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	95,000	100,339
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	125,449
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	104,873
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	519,643
Broadcom, Inc., 3.14%, 11/15/35(1)	600,000	497,506
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	98,219
Foundry Jv Holdco LLC, 5.88%, 01/25/34(1)	360,000	361,877
Gartner, Inc., 3.75%, 10/01/30(1)	440,000	405,449
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	290,000	281,893
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	15,000	15,235
Oracle Corp., 6.25%, 11/09/32	170,000	181,355
Oracle Corp., 5.50%, 08/03/35	245,000	246,110
Oracle Corp., 5.55%, 02/06/53	120,000	110,016
Rocket Software, Inc., 9.00%, 11/28/28(1)	405,000	417,730
Viasat, Inc., 5.63%, 09/15/25(1)	180,000	180,104
Total Information Technology		3,645,798

Materials – 1.5%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	131,412
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	435,980
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/32(1)	15,000	15,350
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	345,000	337,731
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	465,000	466,183
LSB Industries, Inc., 6.25%, 10/15/28(1)	705,000	660,712
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	330,000	303,079
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	85,450

Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)
Sealed Air Corp., 6.50%, 07/15/32(1)	$65,000	$66,164
Sonoco Products Co., 5.00%, 09/01/34	285,000	272,714
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	453,132
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	250,000	221,879
Total Materials		3,449,786

Real Estate – 0.3%
Iron Mountain, Inc., 6.25%, 01/15/33(1)	60,000	59,944
Office Properties Income Trust, 9.00%, 09/30/29(1)	131,000	97,268
Safehold GL Holdings LLC, 5.65%, 01/15/35	425,000	415,072
VICI Properties LP, 5.75%, 04/01/34	25,000	25,157
Total Real Estate		597,441

Transaction & Payment Processing Services – 0.3%
Block, Inc., 6.50%, 05/15/32(1)	475,000	485,227
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	82,915
Total Transaction & Payment Processing Services		568,142

Utilities – 2.2%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	282,310
Black Hills Corp., 6.15%, 05/15/34	405,000	420,348
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	347,199
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	180,000	187,336
Dominion Energy, Inc., 6.63%, (US 5 Year CMT T- Note + 2.21%), 05/15/55(2)	245,000	241,494
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	478,769
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	265,000	257,916
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	210,000	182,679
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	426,000	436,009
Lightning Power LLC, 7.25%, 08/15/32(1)	450,000	466,608
Nextera Energy Capital Holdings, Inc., Series ., 6.50%, (US 5 Year CMT T- Note + 1.98%), 08/15/55(2)	455,000	458,663
NRG Energy, Inc., 7.00%, 03/15/33(1)	226,000	243,668
Pacificorp, 5.80%, 01/15/55	125,000	119,369
Puget Energy, Inc., 4.22%, 03/15/32	275,000	254,650
Southern California Edison Co., 6.00%, 01/15/34	360,000	361,467
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(4)	51,000	52,172
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	120,000	124,391
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	423,352
Total Utilities		5,338,400

Total Corporate Bonds
(Cost $67,733,712)		66,961,474

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS – 22.8%

Chemicals – 0.1%
OCP SA, 7.50%, 05/02/54 (Morocco)(1)	$136,000	$133,730

Communication Services – 0.6%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	465,000	357,633
Altice France SA, 5.50%, 01/15/28 (France)(1)	1,000,000	828,985
Altice France SA, 5.13%, 07/15/29 (France)(1)	200,000	163,466
IHS Holding Ltd., 8.25%, 11/29/31 (Nigeria)(1)	120,000	115,800
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	14,395
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32 (Turkey)(1)	150,000	150,469
Total Communication Services		1,630,748

Consumer Discretionary – 0.7%
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	540,000	541,417
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Jersey Island)(1)	365,000	314,059
Great Canadian Gaming Corp., 8.75%, 11/15/29 (Canada)(1)	90,000	89,314
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	200,000	180,480
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31(1)	550,000	512,845
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	35,000	35,037
Total Consumer Discretionary		1,673,152

Energy – 3.2%
Azule Energy Finance PLC, 8.13%, 01/23/30 (Angola)(1)	125,000	120,525
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	495,000	471,353
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	328,135
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	104,512
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Israel)(1)	102,000	92,756
Geopark Ltd., 8.75%, 01/31/30 (Colombia)(1)	171,000	148,823
Harbour Energy PLC, 6.33%, 04/01/35 (United Kingdom)(1)	560,000	532,797
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	90,080
NewCo Holding USD 20 Sarl, 9.38%, 11/07/29 (Brazil)(1)	88,000	87,648
Pertamina Persero PT, 2.30%, 02/09/31 (Indonesia)(1)	592,000	510,144
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	354,921
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	844,000	825,348
Petroleos Mexicanos, 5.35%, 02/12/28 (Mexico)	773,000	715,102
Petroleos Mexicanos, 8.75%, 06/02/29 (Mexico)	314,000	308,945
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	167,000	138,426

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	$365,000	$313,498
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	427,000	405,605
Petronas Capital Ltd., 5.85%, 04/03/55 (Malaysia)(1)	333,000	333,097
Qatarenergy, 2.25%, 07/12/31 (Qatar)(1)	752,000	658,173
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(1)(2)	505,000	496,908
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)(1)	140,000	135,461
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	104,685
Transcanada Trust, 5.60%, (US 5 Year CMT T- Note + 3.99%), 03/07/82 (Canada)(2)	280,000	258,702
YPF SA, 9.50%, 01/17/31 (Argentina)(1)	112,000	116,256
Total Energy		7,651,900

Financials – 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/32 (Ireland)	120,000	106,080
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	150,726
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	240,000	233,662
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	210,173
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	175,083
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	169,296
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(2)	36,000	35,881
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(1)(2)	380,000	378,746
Banco de Credito del Peru S.A., 6.45%, (US 5 Year CMT T- Note + 2.49%), 07/30/35 (Peru)(1)(2)	72,000	71,841
Banco de Credito E Inversiones SA, 8.75%, (US 5 Year CMT T- Note + 4.94%), perpetual (Chile)(1)(2)(4)	213,000	221,520
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(4)	134,000	119,466
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	519,099
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33 (Mexico)(1)(2)	127,000	120,333
BPCE SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	342,739
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	71,245
Deutsche Bank AG/New York NY, 5.40%, (SOFR + 2.05%), 09/11/35 (Germany)(2)	375,000	366,309
FS Luxembourg Sarl, 8.88%, 02/12/31 (Brazil)(1)	188,000	188,940
Gaci First Investment Co., 4.88%, 02/14/35 (Saudi Arabia)	400,000	386,406
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	450,799

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	$200,000	$203,090
Nippon Life Insurance Co., 6.50%, (US 5 Year CMT T- Note + 3.19%), 04/30/55 (Japan)(1)(2)	80,000	81,213
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	385,413
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	335,000	347,089
UBS Group AG, 9.25%, (US 5 Year CMT T- Note + 4.76%), perpetual (Switzerland)(1)(2)(4)	60,000	67,217
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	226,816
Total Financials		5,629,182

Government – 12.5%
Abu Dhabi Government International Bond, 5.00%, 04/30/34 (United Arab Emirates)(1)	131,000	136,777
Abu Dhabi Government International Bond, 3.13%, 09/30/49 (United Arab Emirates)(1)	800,000	542,000
Angolan Government International Bond, 8.00%, 11/26/29 (Angola)(1)	350,000	280,591
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	358,000	277,382
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(7)	718,960	552,161
Argentine Republic Government International Bond, 4.13%, 07/09/35 (Argentina)(7)	470,000	314,610
Argentine Republic Government International Bond, 5.00%, 01/09/38 (Argentina)(7)	281,000	198,105
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)	86,000	77,722
Bolivian Government International Bond, 4.50%, 03/20/28 (Bolivia)	112,000	73,360
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)	2,400,000	362,048
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)	85,000	87,847
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)	314,000	310,546
Brazilian Government International Bond, 7.13%, 05/13/54 (Brazil)	213,000	202,829
Chile Government International Bond, 5.33%, 01/05/54 (Chile)	450,000	419,400
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)	1,152,000	1,137,024
Colombia Government International Bond, 7.75%, 11/07/36 (Colombia)	186,000	178,095
Czech Republic Government Bond, Series 138, 1.75%, 06/23/32 (Czech Republic)	czk 10,300,000	408,851
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	93,000	83,845
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)(1)	208,000	207,168
Dominican Republic International Bond, 7.15%, 02/24/55 (Dominican Republic)(1)	137,000	134,357

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(7)	$951,045	$714,354
Ecuador Government International Bond, 5.50%, 07/31/35 (Ecuador)(7)	72,000	43,308
Egypt Government International Bond, 8.63%, 02/04/30 (Egypt)(1)	490,000	467,362
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	393,000	318,330
Egypt Government International Bond, 7.63%, 05/29/32 (Egypt)(1)	214,000	180,937
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	288,000	209,880
El Salvador Government International Bond, 8.63%, 02/28/29 (El Salvador)(1)	113,000	115,260
El Salvador Government International Bond, 8.25%, 04/10/32 (El Salvador)(1)	99,000	97,317
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)	75,000	70,575
El Salvador Government International Bond, 7.63%, 02/01/41 (El Salvador)	94,000	85,211
Ethiopia International Bond, 6.63%, 12/11/24 (Ethiopia)(1)(8)	451,000	381,095
Gabon Government International Bond, 6.95%, 06/16/25 (Gabon)(1)	40,000	39,641
Gabon Government International Bond, 6.63%, 02/06/31 (Gabon)(1)	45,000	32,020
Ghana Government International Bond, 5.28%, 07/03/26 (Ghana)(9)	4,800	4,560
Ghana Government International Bond, 5.00%, 07/03/29 (Ghana)(7)	48,400	41,140
Ghana Government International Bond, 5.00%, 07/03/29 (Ghana)(1)(7)	145,000	123,250
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(9)	10,072	7,654
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(7)	270,600	181,302
Honduras Government International Bond, 8.63%, 11/27/34 (Honduras)(1)	91,000	90,372
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	758,000	782,055
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)	322,000	305,497
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	218,000	201,650
Indonesia Government International Bond, 4.75%, 09/10/34 (Indonesia)	466,000	452,020
Indonesia Government International Bond, 4.20%, 10/15/50 (Indonesia)	200,000	159,250
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)	60,000	54,998
Indonesia Government International Bond, 3.20%, 09/23/61 (Indonesia)	68,000	42,143
Ivory Coast Government International Bond, 7.63%, 01/30/33 (Ivory Coast)(1)	231,000	216,851

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	$444,000	$384,060
Ivory Coast Government International Bond, 8.08%, 04/01/36 (Ivory Coast)(1)	149,000	137,266
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)	50,000	49,984
Jordan Government International Bond, 5.85%, 07/07/30 (Jordan)(1)	284,000	262,246
Lebanon Government International Bond, Series 15YR, 7.00%, 03/23/32 (Lebanon)(8)	259,000	44,289
Leviathan Bond Ltd., 6.75%, 06/30/30 (Israel)(1)	98,000	95,335
Malaysia Government Bond, Series 0220, 2.63%, 04/15/31 (Malaysia)	myr 1,800,000	397,646
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	mxn 11,000,000	458,906
Mexico Government International Bond, 6.88%, 05/13/37 (Mexico)	168,000	170,604
Mexico Government International Bond, 3.75%, 04/19/71 (Mexico)	1,248,000	681,096
Mozambique International Bond, 9.00%, 09/15/31 (Mozambique)(1)(7)	298,000	228,752
Nigeria Government International Bond, 7.14%, 02/23/30 (Nigeria)(1)	212,000	183,545
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	644,000	520,275
Pakistan Government International Bond, 6.88%, 12/05/27 (Pakistan)(1)	158,000	139,117
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	71,000	56,090
Panama Government International Bond, 3.88%, 03/17/28 (Panama)	70,000	67,060
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	293,000	305,892
Panama Government International Bond, 3.87%, 07/23/60 (Panama)	453,000	247,791
Peruvian Government International Bond, 3.00%, 01/15/34 (Peru)	440,000	368,060
Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	485,000	480,150
Peruvian Government International Bond, 5.88%, 08/08/54 (Peru)	120,000	114,690
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)	192,000	197,928
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	529,000	515,180
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	475,000	382,909
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	133,000	130,240
Qatar Government International Bond, 4.82%, 03/14/49 (Qatar)(1)	577,000	525,935
Republic of Armenia International Bond, 3.60%, 02/02/31 (Armenia)(1)	100,000	84,719
Republic of Cameroon International Bond, 9.50%, 07/31/31 (Cameroon)	451,000	399,370

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Republic of Kenya Government International Bond, 9.75%, 02/16/31 (Kenya)(1)	$195,000	$185,737
Republic of Kenya Government International Bond, 9.50%, 03/05/36 (Kenya)(1)	436,000	380,410
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	292,000	289,226
Republic of Poland Government International Bond, 5.38%, 02/12/35 (Poland)	841,000	852,564
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/48 (South Africa)	zar 8,300,000	340,511
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)	102,000	98,915
Republic of South Africa Government International Bond, 7.10%, 11/19/36 (South Africa)(1)	767,000	730,188
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	261,000	186,699
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)	169,000	169,133
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	200,000	201,958
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)	328,000	310,760
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)	641,000	568,580
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)	386,000	382,864
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)	851,000	881,636
Saudi Government International Bond, 4.50%, 10/26/46 (Saudi Arabia)(1)	459,000	372,364
Senegal Government International Bond, 7.75%, 06/10/31 (Senegal)	200,000	156,900
Senegal Government International Bond, 6.25%, 05/23/33 (Senegal)(1)	186,000	129,828
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)	226,000	233,628
Sri Lanka Government International Bond, 4.00%, 04/15/28 (Sri Lanka)(1)	28,996	26,883
Sri Lanka Government International Bond, 3.10%, 01/15/30 (Sri Lanka)(1)(7)	58,040	47,477
Sri Lanka Government International Bond, 3.35%, 03/15/33 (Sri Lanka)(1)(7)	58,925	41,843
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(7)	39,787	25,745
Sri Lanka Government International Bond, 3.60%, 02/15/38 (Sri Lanka)(1)(7)	55,250	38,606
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31 (Trinidad & Tobago)(1)	95,000	91,046
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad and Tobago)	296,000	282,014
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	45,000	42,874
Turkey Government International Bond, Series 10Y, 7.63%, 04/26/29 (Turkey)	150,000	153,395

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Turkiye Government International Bond, Series 10Y, 7.63%, 05/15/34 (Turkey)	$378,000	$376,703
Turkiye Government International Bond, 6.50%, 01/03/35 (Turkey)	731,000	670,693
Turkiye Government International Bond, Series 31Y, 6.63%, 02/17/45 (Turkey)	214,000	173,875
UAE International Government Bond, 4.05%, 07/07/32 (United Arab Emirates)(1)	617,000	606,132
Ukraine Government International Bond, 1.75%, 02/01/29 (Ukraine)(7)	14,422	8,819
Ukraine Government International Bond, 1.75%, 02/01/29 (Ukraine)(1)(7)	14,422	8,819
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(1)(7)	2,626	1,291
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(7)	2,626	1,291
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(7)	9,813	3,729
Ukraine Government International Bond, 1.75%, 02/01/34 (Ukraine)(1)(7)	129,000	64,307
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(7)	8,292	4,187
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(1)(7)	119,825	58,954
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(7)	122,825	60,430
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(7)	507,000	256,035
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(1)(7)	6,910	3,472
Ukraine Government International Bond, 1.75%, 02/01/36 (Ukraine)(1)(7)	4,403	2,140
Ukraine Government International Bond, 1.75%, 02/01/36 (Ukraine)(7)	2,403	1,168
Ukraine Government International Bond, 1.75%, 08/01/41 (Ukraine)(1)(2)	131,000	92,683
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	799,000	736,278
Uruguay Government International Bond, 4.98%, 04/20/55 (Uruguay)	207,000	183,092
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(8)	702,000	153,303
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(7)	143,094	124,179
Zambia Government International Bond, 0.50%, 12/31/53 (Zambia)(1)	119,000	68,128
Total Government		29,913,377

Health Care – 0.7%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	455,000	402,918
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	115,000	107,162
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	545,000	544,582

Security Description	Principal	Value

FOREIGN BONDS (continued)

Health Care (continued)
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	$595,000	$594,181
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	80,000	77,470
Total Health Care		1,726,313

Industrials – 1.0%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	220,000	197,945
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	355,000	359,398
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	288,061	257,785
DAE Funding LLC, 3.38%, 03/20/28 (United Arab Emirates)(1)	331,000	317,434
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	92,000	100,629
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	245,000	241,915
Georgian Railway JSC, 4.00%, 06/17/28 (Georgia)(1)	381,000	338,854
Limak Yenilenebilir Enerji As, 9.63%, 08/12/30 (Turkey)(1)	100,000	96,500
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	479,181
Wrangler Holdco Corp., 6.63%, 04/01/32(1)	105,000	107,893
Total Industrials		2,497,534

Information Technology – 0.2%
Ion Trading Technologies Sarl, 9.50%, 05/30/29 (Luxembourg)(1)	375,000	365,041

Materials – 1.1%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	155,000	152,410
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	446,000	452,913
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	405,000	420,188
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	98,978
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	250,000	240,938
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	48,000
OCP SA, 6.88%, 04/25/44 (Morocco)(1)	194,000	182,190
Samarco Mineracao SA, 9.50%, 06/30/31, (9.5% PIK) (Brazil)(1)(3)	95,140	89,593
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)(1)	425,000	425,524
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	151,643
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	308,000	304,838
Total Materials		2,567,215

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Utilities – 0.3%
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	$235,000	$248,203
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	226,423
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	110,526
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (South Africa)(1)	188,000	190,820
Total Utilities		775,972

Total Foreign Bonds
(Cost $55,144,186)		54,564,164

MORTGAGE BACKED SECURITIES - 19.7%

Agency Mortgage Backed Security - 5.2%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	126,449	130,076
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	204,943	205,076
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	534,700	543,268
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	953,882	969,791
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	842,805	807,913
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	1,051,276	1,068,809
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,797,362	2,745,957
Federal National Mortgage Association, 3.50%, 05/01/49	21,970	20,022
Federal National Mortgage Association, 5.00%, 11/01/52	381,672	374,954
Federal National Mortgage Association, 4.50%, 11/01/52	371,916	356,576
Federal National Mortgage Association, 4.00%, 03/01/53	1,184,258	1,104,552
Federal National Mortgage Association, 6.00%, 04/01/53	525,264	534,986
Federal National Mortgage Association, 5.50%, 07/01/53	247,370	247,604
Federal National Mortgage Association, 4.50%, 08/01/53	1,314,293	1,259,624
Federal National Mortgage Association, 6.00%, 08/01/54	2,069,333	2,106,078
Total Agency Mortgage Backed Security		12,475,286

Commercial Mortgage Backed Securities - 5.2%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.24%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	585,000	551,753
BBCMS Trust, Class A, Series 2018-CBM, 5.62%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	805,000	778,938

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
BPR Trust, Class A, Series 2022-OANA, 6.22%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	$800,000	$801,848
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.71%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	449,646	449,647
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	415,927
Bx Trust, Class C, Series 2025-ROIC, 5.87%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	475,000	460,675
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	200,000	186,682
Bx Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(6)	935,000	868,972
Cent Trust, Class A, Series 2023-CITY, 6.94%, (1-Month SOFR + 2.62%), 09/15/38(1)(2)	400,000	400,519
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	88,851
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	365,000	360,024
COMM Mortgage Trust, Class B, Series 2024-WCL1, 6.91%, (1-Month SOFR + 2.59%), 06/15/41(1)(2)	605,000	598,613
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.27%, 10/10/41(1)(2)(6)	685,000	692,382
Fontainebleau Miami Beach Mortgage Trust, Class A, Series 2024-FBLU, 5.77%, (1-Month SOFR + 1.45%), 12/15/39(1)(2)	350,000	347,744
Houston Galleria Mall Trust, Class A, Series 2025-HGLR, 5.64%, 02/05/45(1)(2)(6)	450,000	458,864
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.65%, 01/13/40(1)(2)(6)	780,000	802,538
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.99%, 10/05/39(1)(2)(6)	440,000	447,130
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	282,624
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	520,000	508,880
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	456,000	418,237
Rfr Trust, Class A, Series 2025-SGRM, 5.56%, 03/11/41(1)(2)(6)	600,000	611,729
Ride, Class C, Series 2025-SHRE, 6.32%, 02/14/47(1)(2)(6)	600,000	600,098
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	455,000	464,025
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	436,665
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(6)	539,034	548,327
Total Commercial Mortgage Backed Securities		12,581,692

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities - 9.2%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(7)	$156,684	$158,503
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	39,934	38,264
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	95,852
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(7)	883,414	874,716
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(6)	82,588	80,641
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(6)	630,680	610,819
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	200,000	179,186
Chase Home Lending Mortgage Trust, Class A1, Series 2023-RPL1, 3.50%, 06/25/62(1)(2)(6)	501,733	463,180
Chase Home Lending Mortgage Trust, Class A1A, Series 2024-RPL4, 3.38%, 12/25/64(1)(2)(6)	382,999	343,544
Chase Mortgage Finance Corp., Class M4, Series 2016-SH2, 3.75%, 12/25/45(1)(2)(6)	305,943	281,306
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(6)	208,706	198,113
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(6)	416,249	418,854
Colt Mortgage Loan Trust, Class A1, Series 2022-4, 4.30%, 03/25/67(1)(2)(6)	384,583	381,712
Colt Mortgage Loan Trust, Class A1, Series 2022-5, 4.55%, 04/25/67(1)(2)(6)	261,627	260,836
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(7)	478,005	475,745
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(6)	532,937	519,301
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(6)	501,526	451,269
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(6)	65,475	59,664
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(6)	109,375	95,469
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	1,166,789	1,166,728
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(7)	225,397	221,389
JPMorgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(6)	284,155	285,637
JPMorgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(6)	586,824	589,649
JPMorgan Mortgage Trust, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(7)	299,016	300,759
JPMorgan Seasoned Mortgage Trust, Class A4, Series 2024-1, 4.44%, 01/25/63(1)(2)(6)	366,933	358,661
Lhome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(7)	260,000	262,812
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(6)	291,890	287,160

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(7)	$539,631	$539,244
Mfra Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(7)	597,286	595,014
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(6)	342,889	331,471
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(6)	96,929	84,442
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(6)	367,992	358,967
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(7)	256,367	257,071
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(6)	266,355	247,527
OBX Trust, Class A1, Series 2025-NQM4, 5.40%, 02/25/55(1)(7)	526,922	528,078
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(7)	354,170	358,045
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(7)	677,092	687,882
Onslow Bay Financial LLC, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(7)	122,132	123,021
Onslow Bay Financial LLC, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(7)	505,891	509,868
Pmt Loan Trust, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(6)	641,815	644,828
Pmt Loan Trust, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(6)	308,347	309,891
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(7)	590,611	591,492
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(6)	974,045	935,839
Prkcm Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(6)	635,325	628,755
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(6)	186,113	187,284
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(6)	260,683	262,187
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(6)	43,297	42,073
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(6)	983,006	812,465
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(6)	36,105	34,506
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(6)	525,000	494,801
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(6)	655,000	624,329
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(6)	100,000	90,273
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(6)	940,000	846,924

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(6)	$100,000	$83,592
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(7)	84,397	81,567
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(7)	67,882	68,195
Verus Securitization Trust, Class A3, Series 2022-6, 4.91%, 06/25/67(1)(7)	223,068	225,530
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(7)	465,270	467,307
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(7)	361,432	364,820
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(6)	101,421	99,284
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(7)	70,123	69,875
Total Residential Mortgage Backed Securities		22,046,216

Total Mortgage Backed Securities
(Cost $46,972,009)		47,103,194

TERM LOANS – 12.5%

Aerospace – 0.4%
Arcline FM Holdings LLC, 7.82%, (1-Month SOFR + 3.50%), 06/24/30(2)	246,170	245,811
Goat Holdco LLC, 7.32%, (1-Month SOFR + 3.00%), 01/27/32(2)	240,000	236,820
Peraton Corp., 8.17%, (1-Month SOFR + 3.85%), 02/01/28(2)	215,520	195,007
TransDigm, Inc, 6.80%, (3-Month SOFR + 2.50%), 01/19/32(2)	179,100	177,486
Total Aerospace		855,124

Chemicals – 0.2%
INEOS US Finance LLC, 7.57%, (1-Month SOFR + 3.25%), 02/18/30(2)	114,425	107,388
Lummus Technology Holdings V LLC, 7.32%, (1-Month SOFR + 3.00%), 12/31/29(2)	143,276	143,265
Nouryon Finance BV, 7.55%, (3-Month SOFR + 3.25%), 04/03/28(2)	300,108	298,607
Total Chemicals		549,260

Communications – 0.1%
Level 3 Financing, Inc., 0.00%, (SOFR + 0.00%), 03/27/32(10)	295,000	294,816

Consumer Durables – 0.2%
Plastipak Holdings, 7.57%, (1-Month SOFR + 3.25%), 10/19/29(2)	179,550	175,463
Protective Industrial Products, Inc., 8.44%, (1-Month SOFR + 4.11%), 12/29/27(2)	217,808	208,551
Total Consumer Durables		384,014

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Non-Durables – 0.3%
Aggreko Holdings, Inc., 7.29%, (3-Month SOFR + 3.00%), 08/16/29(2)	$144,263	$144,399
AI Aqua Merger Sub, Inc., 7.32%, (1-Month SOFR + 3.00%), 07/31/28(2)	404,148	400,010
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 8.30%, (3-Month SOFR + 4.00%), 07/08/31(2)	87,547	70,858
Total Consumer Non-Durables		615,267

Consumer, Cyclical – 0.0%(11)
QXO Building Products, Inc., 0.00%, (SOFR + 0.00%), 04/29/32(10)	45,000	45,008

Energy – 0.7%
CVR CHC LP, 8.23%, (3-Month SOFR + 4.00%), 12/30/27(2)	463,838	462,678
EPIC Crude Services LP, 7.26%, (3-Month SOFR + 3.00%), 10/15/31(2)	169,575	169,606
Freeport LNG Investments LLLP, 7.52%, (1-Month SOFR + 3.25%), 12/21/28(2)	254,781	251,723
Hamilton Projects Acquiror LLC, 7.32%, (1-Month SOFR + 3.00%), 05/31/31(2)	33,670	33,823
Hunterstown Generation (Kestrel), 7.80%, (3-Month SOFR + 3.50%), 11/06/31(2)	248,750	249,190
M6 ETX Holdings II Midco. LLC, 7.32%, (1-Month SOFR + 3.00%), 03/25/32(2)	185,000	184,191
NGP XI Midstream Holdings LLC, 7.80%, (3-Month SOFR + 3.50%), 07/25/31(2)	74,813	74,064
Oryx Midstream Services Permian Basin LLC, 6.57%, (1-Month SOFR + 2.25%), 10/05/28(2)	192,448	190,975
Traverse Midstream Partners LLC, 7.28%, (3-Month SOFR + 3.00%), 02/16/28(2)	98,688	98,565
Total Energy		1,714,815

Financials – 0.5%
Acrisure LLC, 7.32%, (1-Month SOFR + 3.00%), 11/06/30(2)	233,440	231,252
Ardonagh Group Finco Pty Ltd., 7.03%, (6-Month SOFR + 2.75%), 02/15/31(2)	128,874	126,458
Ardonagh Group Finco Pty Ltd., 7.04%, (6-Month SOFR + 2.75%), 02/15/31(2)	74,098	72,709
Ardonagh Group Finco Pty Ltd., 7.05%, (3-Month SOFR + 2.75%), 02/15/31(2)	12,028	11,803
BroadStreet Partners, Inc., 7.32%, (1-Month SOFR + 3.00%), 06/13/31(2)	283,571	282,591
Innomotics (Dynamo), 7.80%, (3-Month SOFR + 3.50%), 10/01/31(2)	69,650	69,476
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(5)	1,723	524
PEX Holdings LLC, 6.97%, (6-Month SOFR + 2.75%), 11/20/31(2)	410,000	409,744
Total Financials		1,204,557

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Food/Tobacco – 0.5%
Asprie Bakeries, 8.57%, (1-Month SOFR + 4.25%), 12/23/30(2)	$203,970	$204,480
Dechra Finance US LLC, 7.51%, (6-Month SOFR + 3.25%), 01/27/32(2)	335,000	332,384
Del Monte Foods, Inc., 8.70%, (3-Month SOFR + 4.40%), 08/02/28(2)	4,389	2,683
Del Monte Foods, Inc., 8.72%, (3-Month SOFR + 4.40%), 08/02/28(2)	27,045	16,531
Del Monte Foods, Inc., 9.20%, (3-Month SOFR + 4.90%), 08/02/28(2)	72,100	15,051
Del Monte Foods, Inc., 12.47%, (3-Month SOFR + 8.15%), 08/02/28(2)	36,638	35,264
Naked Juice LLC, 7.56%, (3-Month SOFR + 3.35%), 01/24/29(2)	42,868	27,329
Naked Juice LLC, 10.31%, (3-Month SOFR + 6.10%), 01/24/30(2)	42,868	12,646
Pegasus Bidco BV, 7.57%, (3-Month SOFR + 3.25%), 07/12/29(2)	83,248	83,196
Red SPV LLC, 6.58%, (1-Month SOFR + 2.25%), 03/15/32(2)	235,000	234,119
Sigma Bidco BV, 8.07%, (SOFR + 3.75%), 01/03/28(2)	253,807	252,570
Total Food/Tobacco		1,216,253

Forest Prod/Containers – 0.4%
Clydesdale Acquisition Holdings, Inc., 7.50%, (1-Month SOFR + 3.18%), 04/13/29(2)	285,000	283,380
Kloeckner Pentaplast of America, Inc., 9.23%, (6-Month SOFR + 4.98%), 02/12/26(2)	289,760	262,160
Mauser Packaging Solutions Holding Co., 7.32%, (1-Month SOFR + 3.00%), 04/15/27(2)	242,829	239,845
TricorBraun Holdings, Inc., 7.69%, (1-Month SOFR + 3.36%), 03/03/28(2)	240,408	237,449
Total Forest Prod/Containers		1,022,834

Gaming/Leisure – 0.4%
Catawba Nation Gaming Authority, 9.05%, (3-Month SOFR + 4.75%), 03/28/32(2)	160,000	159,334
Entain, 7.05%, (3-Month SOFR + 2.75%), 10/31/29(2)	94,288	94,366
Great Canadian Gaming, 9.05%, (3-Month SOFR + 4.75%), 11/01/29(2)	73,423	70,963
J&J Ventures Gaming LLC, 7.82%, (1-Month SOFR + 3.50%), 04/26/30(2)	319,301	305,832
Merlin Buyer, Inc, 7.80%, (3-Month SOFR + 3.50%), 11/12/29(2)	153,654	145,620
One Toronto Gaming, 8.55%, (3-Month SOFR + 4.25%), 08/01/30(2)	113,563	110,184
Scientific Games Holdings LP, 7.28%, (3-Month SOFR + 3.00%), 04/04/29(2)	107,324	106,519
Total Gaming/Leisure		992,818

Security Description	Principal	Value

TERM LOANS (continued)

Health Care – 1.2%
Agiliti Health, Inc., 7.22%, (6-Month SOFR + 3.00%), 05/01/30(2)	$254,380	$246,536
Agiliti Health, Inc., 7.30%, (3-Month SOFR + 3.00%), 05/01/30(2)	133,203	129,096
Bausch & Lomb Corporation, 8.32%, (1-Month SOFR + 4.00%), 09/29/28(2)	44,325	44,066
CHG Healthcare Services, Inc., 7.31%, (3-Month SOFR + 3.00%), 09/29/28(2)	57,502	57,414
Endo Finance Holdings, Inc., 8.32%, (1-Month SOFR + 4.00%), 04/23/31(2)	29,850	28,992
Financiere Mendel SASU, 0.00%, (SOFR + 0.00%), 11/08/30(10)	54,863	54,794
Global Medical Response, Inc, 9.82%, (1-Month SOFR + 5.50%), 10/31/28(2)	154,708	154,740
Grifols SA, 6.46%, (3-Month SOFR + 2.15%), 11/15/27(2)	500,000	493,575
LifePoint Health, Inc., 7.82%, (3-Month SOFR + 3.50%), 05/16/31(2)	24,875	24,352
LifePoint Health, Inc., 8.01%, (3-Month SOFR + 3.75%), 05/16/31(2)	239,184	235,148
Medline Borrower LP, 6.57%, (1-Month SOFR + 2.25%), 10/23/28(2)	144,782	143,975
Milano Acquisition Corp., 8.40%, (3-Month SOFR + 4.10%), 10/01/27(2)	267,010	249,112
ModivCare, Inc, 9.05%, (3-Month SOFR + 4.75%), 07/01/31(2)	59,551	40,923
One Call Corp., 10.04%, (3-Month SOFR + 5.76%), 04/22/27(2)	228,222	222,374
PointClickCare Technologies, Inc, 7.55%, (3-Month SOFR + 3.25%), 11/03/31(2)	69,825	69,803
Radiology Partners, Inc., 8.09%, (3-Month SOFR + 3.76%), 01/31/29(2)	230,478	223,535
Southern Veterinary Partners LLC, 7.53%, (3-Month SOFR + 3.25%), 12/04/31(2)	73,685	73,548
Star Parent, Inc., 8.30%, (3-Month SOFR + 4.00%), 09/27/30(2)	178,697	173,226
Upstream Newco, Inc., 8.79%, (3-Month SOFR + 4.51%), 11/20/26(2)	21,656	15,762
VetStrategy Canada Holdings, Inc., 0.00%, (SOFR + 0.00%), 12/12/28(10)	104,736	104,124
Total Health Care		2,785,095

Housing – 0.2%
Chariot Buyer LLC, 7.67%, (1-Month SOFR + 3.25%), 11/03/28(2)	134,190	132,798
Cornerstone Building Brands, Inc., 7.67%, (1-Month SOFR + 3.25%), 04/12/28(2)	103,918	91,289
Cornerstone Building Brands, Inc., 8.82%, (1-Month SOFR + 4.50%), 05/15/31(2)	79,600	65,931
Hunter Douglas, Inc., 7.55%, (3-Month SOFR + 3.25%), 01/17/32(2)	85,360	83,458
LBM Acquisition LLC, 8.18%, (1-Month SOFR + 3.85%), 06/06/31(2)	178,650	169,643
Total Housing		543,119

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology – 1.9%
Applied Systems, Inc., 7.05%, (3-Month SOFR + 2.75%), 02/24/31(2)	$97,312	$97,251
Applied Systems, Inc., 8.80%, (3-Month SOFR + 4.50%), 02/23/32(2)	10,000	10,251
BMC Software, Inc., 7.32%, (1-Month SOFR + 3.00%), 07/30/31(2)	274,900	269,886
Boost Newco. Borrower LLC, 6.30%, (SOFR + 0.00%), 01/31/31(10)	34,913	34,883
Boost Newco. Borrower LLC, 6.30%, (3-Month SOFR + 2.00%), 01/31/31(2)	485,000	484,595
Central Parent, Inc, 7.55%, (3-Month SOFR + 3.25%), 07/06/29(2)	256,637	214,968
Cloud Software Group, Inc., 8.05%, (3-Month SOFR + 3.75%), 03/24/31(2)	500	495
Cloud Software Group, Inc., 8.05%, (2-Month SOFR + 3.75%), 03/24/31(2)	199,000	197,010
ConnectWise LLC, 8.06%, (3-Month SOFR + 3.76%), 09/29/28(2)	132,969	132,914
Cotiviti, Inc., 7.07%, (1-Month SOFR + 2.75%), 05/01/31(2)	303,825	298,318
Delivery Hero Finco LLC, 9.31%, (3-Month SOFR + 5.00%), 12/12/29(2)	178,200	178,512
ECL Entertainment LLC, 7.82%, (1-Month SOFR + 3.50%), 08/31/30(2)	79,102	78,641
Ellucian Holdings, Inc., 7.32%, (1-Month SOFR + 3.00%), 10/09/29(2)	271,943	271,214
Ellucian Holdings, Inc., 9.07%, (1-Month SOFR + 4.75%), 11/15/32(2)	25,000	25,094
Genesys Cloud Services, Inc., 6.82%, (1-Month SOFR + 2.50%), 01/30/32(2)	314,213	310,448
Icon Parent, Inc, 7.32%, (3-Month SOFR + 3.00%), 11/13/31(2)	160,000	159,313
Icon Parent, Inc, 9.32%, (3-Month SOFR + 5.00%), 11/12/32(2)	70,000	69,300
Infinite Bidco LLC, 8.29%, (3-Month SOFR + 4.01%), 03/02/28(2)	187,876	170,967
ION Trading Technologies Sarl, 7.80%, (3-Month SOFR + 3.50%), 04/01/28(2)	204,537	199,231
Jaggaer LLC, 7.56%, (3-Month SOFR + 3.25%), 12/05/31(2)	235,000	234,523
Ncr Atleos, LLC, 8.03%, (3-Month SOFR + 3.75%), 04/16/29(2)	23,467	23,540
Project Ruby Ultimate Parent Corp., 7.44%, (1-Month SOFR + 3.11%), 03/10/28(2)	122,950	122,665
Proofpoint, Inc, 7.32%, (1-Month SOFR + 3.00%), 08/31/28(2)	218,303	217,253
Rocket Software, Inc., 8.57%, (1-Month SOFR + 4.25%), 11/28/28(2)	188,325	187,304
Roper Industrial Products Investment Co., 7.05%, (3-Month SOFR + 2.75%), 11/22/29(2)	292,923	290,726
Thunder Generation Funding LLC, 7.30%, (3-Month SOFR + 3.00%), 10/03/31(2)	103,755	103,820
Ultimate Software Group, 7.32%, (1-Month SOFR + 3.00%), 02/10/31(2)	167,185	166,805
Total Information Technology		4,549,927

Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing – 0.9%
Circor (Cube), 7.77%, (3-Month SOFR + 3.50%), 10/17/31(2)	$170,000	$168,867
Construction Partners, 6.82%, (1-Month SOFR + 2.50%), 11/03/31(2)	478,800	476,207
CPM Holdings, Inc, 8.82%, (1-Month SOFR + 4.50%), 09/28/28(2)	366,778	355,927
Husky Injection Molding Systems Ltd., 8.78%, (3-Month SOFR + 4.50%), 02/15/29(2)	154,380	151,431
LSF12 Crown US Commercial Bidco, LLC, 8.57%, (1-Month SOFR + 4.25%), 12/02/31(2)	260,000	250,900
Madison IAQ LLC, 6.76%, (6-Month SOFR + 2.50%), 06/21/28(2)	380,000	377,080
TK Elevator US Newco., Inc., 0.00%, (SOFR + 0.00%), 04/30/30(10)	210,000	209,436
Treasure Holdco, Inc, 8.56%, (3-Month SOFR + 4.25%), 11/04/31(2)	274,313	263,426
Total Manufacturing		2,253,274

Media/Telecom - Broadcasting – 0.4%
CMG Media Corp., 7.90%, (3-Month SOFR + 3.60%), 06/18/29(2)	345,087	326,916
Gray Television, Inc., 7.44%, (1-Month SOFR + 3.00%), 12/01/28(2)	342,844	317,674
Univision Communications, Inc., 7.94%, (1-Month SOFR + 3.61%), 01/31/29(2)	288,074	277,631
Total Media/Telecom - Broadcasting		922,221

Media/Telecom - Cable/Wireless Video – 0.6%
Cogeco Communications USA II LP, 7.57%, (1-Month SOFR + 3.25%), 09/18/30(2)	342,047	336,489
CSC Holdings LLC, 8.82%, (1-Month SOFR + 4.50%), 01/18/28(2)	321,989	314,118
Eagle Broadband Investments LLC, 7.56%, (3-Month SOFR + 3.26%), 11/12/27(2)	366,444	365,911
Virgin Media Bristol LLC, 6.94%, (1-Month SOFR + 2.61%), 01/31/28(2)	350,000	345,753
Total Media/Telecom - Cable/Wireless Video		1,362,271

Media/Telecom - Diversified Media – 0.5%
Century DE Buyer LLC, 7.78%, (3-Month SOFR + 3.50%), 10/30/30(2)	221,236	220,822
Creative Artists Agency LLC, 7.07%, (1-Month SOFR + 2.75%), 10/01/31(2)	214,463	213,754
Directv Financing LLC, 9.79%, (3-Month SOFR + 5.51%), 08/02/29(2)	153,700	149,147
Endeavor Operating Co. LLC, 7.32%, (1-Month SOFR + 3.00%), 03/24/32(2)	285,000	282,268
McGraw-Hill Education, Inc., 7.57%, (1-Month SOFR + 3.25%), 08/06/31(2)	47,753	47,698
MH Sub I LLC, 8.57%, (1-Month SOFR + 4.25%), 05/03/28(2)	148,180	140,586
Neilson Holdings, 9.33%, (3-Month SOFR + 5.10%), 04/11/29(2)	246,009	217,788
Total Media/Telecom - Diversified Media		1,272,063

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Telecommunications – 0.2%
Cincinnati Bell, Inc., 7.07%, (1-Month SOFR + 2.75%), 11/22/28(2)	$282,643	$281,372
Numericable U.S. LLC, 9.25%, (PRIME + 1.75%), 07/31/25(2)	242,930	212,390
Numericable U.S. LLC, 10.19%, (PRIME + 2.69%), 01/31/26(2)	48,172	42,301
Total Media/Telecom - Telecommunications		536,063

Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 8.94%, (1-Month SOFR + 4.61%), 03/02/29(2)	217,814	204,956

Retail – 0.3%
CNT Holdings I Corp., 6.78%, (3-Month SOFR + 2.50%), 11/08/32(2)	74,250	73,951
EG America LLC, 8.56%, (3-Month SOFR + 4.25%), 02/07/28(2)	137,340	137,585
Gloves Buyer, Inc., 0.00%, (SOFR + 0.00%), 01/17/32(10)	155,000	148,878
Harbor Freight Tools USA, Inc, 6.82%, (1-Month SOFR + 2.50%), 06/11/31(2)	222,290	207,512
Petco Health & Wellness Co., Inc., 7.81%, (3-Month SOFR + 3.51%), 03/03/28(2)	270,000	236,393
Total Retail		804,319

Service – 1.8%
Acuren Delaware Holdco., Inc., 7.07%, (1-Month SOFR + 2.75%), 07/30/31(2)	29,850	29,846
Allied Universal Holdco LLC, 8.17%, (1-Month SOFR + 3.85%), 05/12/28(2)	318,685	318,745
Ascend Learning LLC, 7.32%, (1-Month SOFR + 3.00%), 12/11/28(2)	183,391	181,605
Bifm CA Buyer, Inc., 8.07%, (1-Month SOFR + 3.75%), 05/31/28(2)	104,538	104,473
Cognita (Lernen), 8.28%, (SOFR + 4.00%), 10/27/31(2)	154,613	154,162
CSC Holdings LLC, 8.56%, (3-Month SOFR + 4.26%), 03/04/28(2)	326,676	268,666
DG Investment Intermediate Holdings, 7.94%, (1-Month SOFR + 3.61%), 03/31/28(2)	273,582	273,377
DXP Enterprises, Inc, 8.07%, (1-Month SOFR + 3.75%), 10/11/30(2)	119,002	118,816
Ensemble RCM LLC, 7.28%, (3-Month SOFR + 3.00%), 08/01/29(2)	99,248	99,289
Fugue Finance LLC, 7.50%, (6-Month SOFR + 3.25%), 01/09/32(2)	80,000	80,010
Garda World Security Corp., 7.29%, (1-Month SOFR + 3.00%), 02/01/29(2)	303,435	301,311
Grant Thornton Advisors Holdings LLC, 7.07%, (1-Month SOFR + 2.75%), 06/02/31(2)	299,063	297,194
Hertz Corp. (The), 8.03%, (3-Month SOFR + 3.75%), 06/30/28(2)	292,381	230,250
Kindercare (Kuehg Corp.), 7.55%, (3-Month SOFR + 3.25%), 06/12/30(2)	83,420	83,242

Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)
Madison Safety & Flow LLC, 7.07%, (1-Month SOFR + 2.75%), 09/26/31(2)	$144,275	$143,373
NorthAB LLC, 6.80%, (3-Month SOFR + 2.50%), 11/23/28(2)	317,342	314,735
OMNIA Partners LLC, 7.03%, (3-Month SOFR + 2.75%), 07/25/30(2)	79,600	79,384
TEI Holdings, Inc., 8.30%, (3-Month SOFR + 4.00%), 04/09/31(2)	49,875	49,127
TMF Sapphire Bidco BV, 7.03%, (3-Month SOFR + 2.75%), 05/03/28(2)	353,764	352,438
Trugreen Limited Partnership, 8.42%, (1-Month SOFR + 4.10%), 11/02/27(2)	238,193	226,283
WCG Intermediate Corp., 7.32%, (1-Month SOFR + 3.00%), 02/25/32(2)	125,000	123,639
Win Waste Innovations Holdings, Inc., 7.19%, (1-Month SOFR + 2.86%), 03/24/28(2)	362,180	358,203
Total Service		4,188,168

Transportation - Automotive – 0.5%
Belron, 7.05%, (3-Month SOFR + 2.75%), 10/16/31(2)	333,325	332,955
Clarios Global LP, 7.07%, (1-Month SOFR + 2.75%), 01/28/32(2)	330,000	324,088
First Brands Group LLC, 9.54%, (3-Month SOFR + 5.26%), 03/30/27(2)	332,443	309,795
PAI Holdco, Inc., 8.29%, (3-Month SOFR + 4.54%), 10/28/27(2)	137,417	107,323
Wand NewCo 3, Inc., 6.82%, (1-Month SOFR + 2.50%), 01/30/31(2)	148,207	146,396
Total Transportation - Automotive		1,220,557

Utilities – 0.2%
Lightstone Holdco LLC, 10.03%, (3-Month SOFR + 5.75%), 01/29/27(2)	206,341	206,444
Lightstone Holdco LLC, 10.03%, (3-Month SOFR + 5.75%), 01/29/27(2)	11,672	11,678
WaterBridge NDB Operating LLC, 8.31%, (3-Month SOFR + 4.00%), 05/10/29(2)	114,425	112,864
WEC US Holdings, Inc., 6.57%, (1-Month SOFR + 2.25%), 01/27/31(2)	154,223	153,018
Total Utilities		484,004

Total Term Loans
(Cost $30,653,111)		30,020,803

ASSET BACKED SECURITIES – 10.3%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	55,399	55,711
Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	278,806	278,959
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	125,000	125,799
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	255,000	254,595

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	$135,000	$135,607
American Credit Acceptance Receivables Trust, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	533,139
American Credit Acceptance Receivables Trust, Class D, Series 2022-1, 2.46%, 03/13/28(1)	34,870	34,779
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	566,387
Aqua Finance Issuer Trust, Class A, Series 2025-A, 5.25%, 12/19/50(1)	600,000	598,687
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	510,412
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	234,473
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	368,589
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	90,000	92,514
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	160,000	160,294
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	614,000	615,243
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	97,664	99,647
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	460,000	466,514
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	520,000	523,855
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	359,000	357,114
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	202,576
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	191,853	177,445
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	164,306
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	47,737	47,930
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	304,678
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	157,398
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	99,847
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	385,000	384,050
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	265,795
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	48,250	41,958
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	44,127	44,571
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	566,079
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	701,475	726,498

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	$510,000	$512,513
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	297,962	297,312
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	250,375
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,743
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	600,000	601,782
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	438,394
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	227,700	235,820
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	263,082	268,962
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	553,671	559,046
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	540,000	538,436
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	54,689
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	137,222
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	61,477	62,576
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	215,314	217,365
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	439,393
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	361,531
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	83,106	83,347
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	11,715	11,044
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	275,000	278,461
Metronet Infrastructure Issuer LLC, Class A2, Series 2024-1A, 6.23%, 04/20/54(1)	455,000	467,996
Mission Lane Credit Card Master Trust, Class A, Series 2023-B, 7.69%, 11/15/28(1)	510,000	511,327
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	41,288	41,274
Mpower Education Trust, Class A, Series 2025-A, 6.64%, 07/21/42(1)	485,000	484,087
Mvw LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	342,385	324,918
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	10,143	10,131
MVW Owner Trust, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	161,493	164,817
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	355,325
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	268,023	270,126
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	380,000	381,674

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	$270,000	$278,342
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	567,150	580,620
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	123,977	127,033
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	182,140
RCKT Mortgage Trust, Class A1A, Series 2023- CES3, 7.11%, 11/25/43(1)(2)(6)	597,172	607,830
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	162,137
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	313,646
Retained Vantage Data Centers Issuer LLC, Class A2, Series 2024-1A, 4.99%, 09/15/49(1)	510,000	506,040
Santander Drive Auto Receivables Trust, Class B, Series 2023-1, 4.98%, 02/15/28	128,323	128,358
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	92,498	92,485
Star Trust, Class A, Series 2025-SFR5, 5.77%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	340,000	341,978
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	700,000	695,978
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	555,000	555,191
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A (Ireland), 5.98%, 11/15/27(1)	245,000	248,991
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	319,200	313,313
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	62,606	62,681
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	707,001	703,647
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	381,272	375,213
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	257,973
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	219,352
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	227,150	208,767

Total Asset Backed Securities
(Cost $24,435,425)		24,582,850

U.S. GOVERNMENT SECURITIES – 3.0%
U.S. Treasury Bond
4.63%, 02/15/55	465,000	460,205
U.S. Treasury Note
4.00%, 07/31/29	1,065,000	1,078,562
4.25%, 01/31/30	1,165,000	1,192,350
4.00%, 02/15/34	4,520,000	4,486,541

Total U.S. Government Securities
(Cost $7,124,611)		7,217,658

Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 1.8%

Debt Funds - 1.8%
iShares iBoxx $ High Yield Corporate Bond ETF	43,467	$3,416,506
SPDR Bloomberg Barclays High Yield Bond ETF	9,747	923,139
Total Debt Funds		4,339,645

Total Exchange Traded Funds
(Cost $4,287,652)		4,339,645

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%(11)
West Marine (Rising Tide)*(5)	38	21

Health Care - 0.0%
Lannett Co., Inc.*(5)	277	—

Total Common Stocks
(Cost $393)		21

MONEY MARKET FUND - 0.6%
JP Morgan U.S. Government Money Market Institutional Shares, 4.17%(12) (Cost $1,351,943)	1,351,943	1,351,943

TOTAL INVESTMENTS - 98.6%
(Cost $237,703,042)		236,141,752
Other Assets in Excess of Liabilities - 1.4%		3,431,773
Net Assets - 100.0%		$239,573,525

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $119,768,580, or 50.0% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.

(3)Payment in-kind security.

(4)Perpetual security with no stated maturity date.

(5)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(6)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(7)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2025.

(8)Security in default, no interest payments are being received during the bankruptcy proceedings.

(9)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(10)The loan will settle after April 30, 2025, at which time the interet rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(11)Amount rounds to less than 0.05%.

(12)The rate shown reflects the seven-day yield as of April 30, 2025.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Abbreviations:

CMT — Constant Maturity Treasury Index

ETF — Exchange Traded Fund

PIK — Payment in-Kind

SOFR — Secured Overnight Financing Rate

Currency Abbreviations

CZKCzech Koruna

MXNMexican Peso

MYRMalaysian Ringgit

USDUnited States Dollar

ZARSouth African Rand

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$66,961,234	$240	$66,961,474
Foreign Bonds	—	54,564,164	—	54,564,164
Mortgage Backed Securities	—	47,711,024	—	47,711,024
Term Loans	—	30,020,279	524	30,020,803
Asset Backed Securities	—	23,975,020	—	23,975,020
U.S. Government Securities	—	7,217,658	—	7,217,658
Exchange Traded Funds	4,339,645	—	—	4,339,645
Common Stocks	—	—	21	21
Money Market Fund	1,351,943	—	—	1,351,943
Total	$5,691,588	$230,449,379	$785	$236,141,752

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2025.

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 54.7%

Financials - 54.7%
Ares Capital Corp.(1)	33,594	$694,052
Bain Capital Specialty Finance, Inc.	44,467	680,345
Barings BDC, Inc.	81,237	707,574
BlackRock TCP Capital Corp.(1)	141,720	969,365
Blackstone Secured Lending Fund(1)	22,462	658,137
Capital Southwest Corp.	40,343	822,190
Carlyle Secured Lending, Inc.	47,489	701,412
CION Investment Corp.	82,437	817,775
Crescent Capital BDC, Inc.(1)	48,738	778,346
Fidus Investment Corp.	38,715	731,713
FS KKR Capital Corp.(1)	47,178	938,370
Gladstone Capital Corp.	23,084	575,946
Gladstone Investment Corp.(1)	79,260	1,089,825
Goldman Sachs BDC, Inc.	100,149	1,062,581
Golub Capital BDC, Inc.	57,600	824,832
Hercules Capital, Inc.(1)	39,577	708,428
Horizon Technology Finance Corp.(1)	129,290	961,918
Main Street Capital Corp.(1)	8,571	459,063
MidCap Financial Investment Corp.	64,946	770,260
Monroe Capital Corp.	69,057	483,399
Morgan Stanley Direct Lending Fund	19,305	376,061
New Mountain Finance Corp.	89,491	889,541
Nuveen Churchill Direct Lending Corp.	18,284	287,424
Oaktree Specialty Lending Corp.	83,541	1,202,990
OFS Capital Corp.	71,776	638,089
Oxford Square Capital Corp.	211,540	537,312
PennantPark Floating Rate Capital Ltd.	90,483	914,783
PennantPark Investment Corp.(1)	154,242	1,005,658
Portman Ridge Finance Corp.(1)	34,568	421,730
Prospect Capital Corp.(1)	344,093	1,228,412
Runway Growth Finance Corp.(1)	106,416	971,578
Saratoga Investment Corp.(1)	39,452	961,445
Sixth Street Specialty Lending, Inc.	36,498	757,698
SLR Investment Corp.	50,368	782,719
Stellus Capital Investment Corp.(1)	62,120	793,894
TriplePoint Venture Growth BDC Corp.	217,436	1,319,836
WhiteHorse Finance, Inc.	121,508	1,162,832
Total Financials		29,687,533

Total Common Stocks
(Cost $35,028,307)		29,687,533

Security Description	Shares	Value

CLOSED-END FUNDS(2) - 42.8%

Ares Dynamic Credit Allocation Fund, Inc.	53,502	$729,767
Barings Participation Investors	35,578	606,605
BlackRock Debt Strategies Fund, Inc.	85,729	883,009
BlackRock Floating Rate Income Strategies Fund, Inc.	71,967	898,148
BlackRock Floating Rate Income Trust	73,334	902,742
BlackRock Income Trust, Inc.(1)	76,704	898,204
BlackRock Limited Duration Income Trust	59,263	820,200
BlackRock Technology and Private Equity Term Trust	133,661	838,054
Blackstone Long-Short Credit Income Fund	65,176	789,281
Blackstone Senior Floating Rate Term Fund	55,822	787,090
Carlyle Credit Income Fund(1)	165,680	1,121,654
Eagle Point Credit Co., Inc.(1)	223,261	1,734,738
Eaton Vance Floating-Rate Income Trust	68,115	828,960
Eaton Vance Senior Floating-Rate Trust(1)	70,300	838,679
Eaton Vance Senior Income Trust(1)	153,506	866,541
First Trust Senior Floating Rate Income Fund II	93,479	929,181
Invesco Senior Income Trust	274,790	991,992
KKR Income Opportunities Fund(1)	83,209	986,027
Nuveen Credit Strategies Income Fund(1)	225,536	1,188,575
Nuveen Floating Rate Income Fund(1)	119,355	976,324
OFS Credit Co., Inc.(1)	358,990	2,394,463
Pioneer Floating Rate Fund, Inc.	102,419	956,593
XAI Octagon Floating Rate Alternative Income Trust(1)	225,581	1,272,277

Total Closed-End Funds
(Cost $25,474,170)		23,239,104

SECURITIES LENDING COLLATERAL - 15.0%

Money Market Fund - 15.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(3)(4)
(Cost $8,154,312)	8,154,312	8,154,312

TOTAL INVESTMENTS - 112.5%
(Cost $68,656,789)		61,080,949
Liabilities in Excess of Other Assets - (12.5)%		(6,789,982)
Net Assets - 100.0%		$54,290,967

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,664,017; total market value of collateral held by the Fund was $10,110,574. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,956,262.

(2)Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2025.

Schedule of Investments — Virtus Private Credit Strategy ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$29,687,533	$—	$—	$29,687,533
Closed-End Funds	23,239,104	—	—	23,239,104
Money Market Fund	8,154,312	—	—	8,154,312
Total	$61,080,949	$—	$—	$61,080,949

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.0%

Communication Services - 5.1%
America Movil SAB de CV (Mexico)(1)	11,050	$190,502
KT Corp. (South Korea)(1)	8,747	170,217
Mobile TeleSystems PJSC (Russia)(2)	387,202	0
Spok Holdings, Inc.	9,798	140,503
TIM SA (Brazil)(1)	10,311	171,987
Total Communication Services		673,209

Energy - 41.5%
Alliance Resource Partners LP	5,931	156,875
APA Corp.	7,554	117,389
Berry Corp.	46,615	115,605
Black Stone Minerals LP(3)	10,196	143,866
California Resources Corp.	3,558	122,787
Canadian Natural Resources Ltd. (Canada)	5,133	147,266
Cenovus Energy, Inc. (Canada)	11,019	129,694
Cheniere Energy Partners LP(3)	2,516	147,890
Chord Energy Corp.	1,419	128,036
Civitas Resources, Inc.	4,475	121,944
Cosan SA (Brazil)(1)	28,308	155,128
CVR Energy, Inc.	7,344	138,508
Diamondback Energy, Inc.	982	129,634
Dorchester Minerals LP(3)	5,169	148,144
Ecopetrol SA (Colombia)(1)(3)	15,324	124,278
Energy Transfer LP	8,371	138,456
EOG Resources, Inc.	1,244	137,250
Equinor ASA (Norway)(1)	6,065	135,189
Expand Energy Corp.	1,450	150,655
Geopark Ltd. (Colombia)(3)	20,115	135,173
Hess Midstream LP Class A	3,642	135,373
HF Sinclair Corp.	4,643	139,615
Imperial Oil Ltd. (Canada)	2,186	147,293
Kimbell Royalty Partners LP	11,113	133,356
MPLX LP	2,899	147,646
Murphy Oil Corp.	5,831	119,710
Northern Oil & Gas, Inc.	5,171	125,655
Ovintiv, Inc.	3,755	126,093
Patterson-UTI Energy, Inc.	18,579	104,786
Permian Basin Royalty Trust	15,461	151,672
Petroleo Brasileiro SA (Brazil)(1)	10,995	124,134
Plains All American Pipeline LP	7,796	136,118
Plains GP Holdings LP Class A*	7,296	135,997
Sabine Royalty Trust	2,350	154,747
Suncor Energy, Inc. (Canada)	4,157	146,700
Tenaris SA(1)	3,955	131,662
Veren, Inc. (Canada)	23,483	138,784
Viper Energy, Inc.	3,520	141,962
Western Midstream Partners LP	3,773	141,865
Woodside Energy Group Ltd. (Australia)(1)(3)	10,964	141,984
Total Energy		5,448,919

Security Description	Shares	Value

COMMON STOCKS (continued)

Information Technology - 1.2%
Ituran Location and Control Ltd. (Israel)	4,210	$151,307

Materials - 3.8%
CVR Partners LP	2,065	164,787
Mosaic Co. (The)	5,594	170,057
Ryerson Holding Corp.	6,802	159,031
Total Materials		493,875

Real Estate - 33.0%
American Assets Trust, Inc.	7,689	144,015
American Tower Corp.	720	162,295
Apple Hospitality REIT, Inc.	11,680	137,474
Brixmor Property Group, Inc.	6,082	151,503
Camden Property Trust	1,306	148,623
Crown Castle, Inc.	1,463	154,727
CubeSmart	3,742	152,187
EastGroup Properties, Inc.	899	146,914
EPR Properties	3,030	149,955
Equity LifeStyle Properties, Inc.	2,274	147,310
Essential Properties Realty Trust, Inc.	4,907	157,858
Extra Space Storage, Inc.	1,083	158,681
First Industrial Realty Trust, Inc.	2,910	138,458
Gaming and Leisure Properties, Inc.	3,101	148,414
InvenTrust Properties Corp.	5,450	151,837
Invitation Homes, Inc.	4,597	157,171
Kimco Realty Corp.	7,503	149,910
Kite Realty Group Trust	7,048	152,589
LXP Industrial Trust	17,834	140,710
Mid-America Apartment Communities, Inc.	965	154,062
National Storage Affiliates Trust	4,081	151,813
Public Storage	535	160,730
Rexford Industrial Realty, Inc.	3,988	132,003
SITE Centers Corp.	12,154	143,903
Tanger, Inc.(3)	4,884	153,895
Terreno Realty Corp.	2,484	139,924
Urban Edge Properties	8,339	150,686
VICI Properties, Inc.	4,938	158,115
Weyerhaeuser Co.	5,336	138,256
Total Real Estate		4,334,018

Utilities - 13.4%
Alliant Energy Corp.	2,469	150,708
American Electric Power Co., Inc.	1,481	160,452
Brookfield Infrastructure Partners LP (Canada)	5,421	162,684
Cia Energetica de Minas Gerais (Brazil)(1)	84,616	159,924
Dominion Energy, Inc.	2,854	155,201
Enel Chile SA (Chile)(1)	46,895	164,132
Entergy Corp.	1,856	154,364
Evergy, Inc.	2,308	159,483
National Grid PLC (United Kingdom)(1)(3)	2,438	177,974

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
New Jersey Resources Corp.	3,211	$157,146
WEC Energy Group, Inc.	1,458	159,680
Total Utilities		1,761,748

Total Common Stocks
(Cost $15,481,590)		12,863,076

SECURITIES LENDING COLLATERAL - 5.4%

Money Market Fund - 5.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(4)(5)
(Cost $711,612)	711,612	711,612

Security Description	Shares	Value

TOTAL INVESTMENTS - 103.4%
(Cost $16,193,202)		13,574,688
Liabilities in Excess of Other Assets - (3.4)%		(443,387)
Net Assets - 100.0%		$13,131,301

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,121,177; total market value of collateral held by the Fund was $1,165,766. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $454,154.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2025.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,863,076	$—	$0	$12,863,076
Money Market Fund	711,612	—	—	711,612
Total	$13,574,688	$—	$0	$13,574,688

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of April 30, 2025.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2025.

Schedule of Investments — Virtus WMC International Dividend ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 96.6%

Australia - 8.3%
ANZ Group Holdings Ltd.	950	$18,171
APA Group	23,105	121,655
BHP Group Ltd.	2,809	68,715
CAR Group Ltd.	542	11,565
Computershare Ltd.	660	17,215
Fortescue Ltd.	7,037	72,977
GPT Group (The)	33,586	99,607
Rio Tinto PLC	3,571	211,635
Sonic Healthcare Ltd.	2,197	36,702
Stockland	40,533	142,539
Transurban Group	14,620	132,138
Vicinity Ltd.	61,234	92,567
Total Australia		1,025,486

Austria - 1.2%
Mondi PLC	1,106	16,700
OMV AG	2,598	134,090
Total Austria		150,790

Belgium - 0.1%
Ageas SA/NV	295	18,464

Canada - 11.5%
Bank of Montreal	702	67,262
Bank of Nova Scotia (The)	3,142	157,214
BCE, Inc.	4,847	107,727
Canadian Imperial Bank of Commerce	2,748	173,320
Emera, Inc.	984	44,289
Enbridge, Inc.	4,629	216,474
IGM Financial, Inc.	421	13,379
Manulife Financial Corp.	6,104	187,069
Open Text Corp.	1,461	39,550
Royal Bank of Canada	137	16,444
TC Energy Corp.	3,171	160,206
TELUS Corp.	8,304	127,819
Toronto-Dominion Bank (The)	1,650	105,432
Total Canada		1,416,185

China - 1.3%
BOC Hong Kong Holdings Ltd.	14,165	58,811
SITC International Holdings Co., Ltd.	21,535	59,560
Yangzijiang Shipbuilding Holdings Ltd.*	22,844	39,003
Total China		157,374

Finland - 1.8%
Elisa OYJ	1,051	55,983
Kesko OYJ Class B	1,069	24,463
Kone OYJ Class B	618	38,155
UPM-Kymmene OYJ	3,729	98,513
Total Finland		217,114

Security Description	Shares	Value

COMMON STOCKS (continued)

France - 9.9%
AXA SA*	4,006	$188,653
Bouygues SA*	3,253	142,616
Carrefour SA	5,087	78,345
Covivio SA/France	876	48,924
FDJ UNITED(1)	2,191	78,036
Gecina SA	989	101,395
Orange SA	11,213	162,403
Publicis Groupe SA	252	25,482
Rexel SA	583	16,108
Teleperformance SE	185	20,216
TotalEnergies SE	3,803	220,409
Vinci SA	936	129,999
Total France		1,212,586

Germany - 6.1%
Allianz SE	759	313,065
BASF SE*	1,783	90,147
Deutsche Post AG	1,752	74,448
Evonik Industries AG	640	14,319
Mercedes-Benz Group AG	2,249	133,682
Siemens AG	543	124,227
Total Germany		749,888

Hong Kong - 0.7%
HKT Trust & HKT Ltd.	37,550	53,452
Link REIT	4,466	20,932
Sino Land Co., Ltd.	11,425	11,755
Total Hong Kong		86,139

Italy - 6.4%
Banco BPM SpA	2,359	26,173
BPER Banca SpA	11,334	91,650
Enel SpA	16,401	142,024
Eni SpA	4,950	71,217
Generali	3,082	112,215
Intesa Sanpaolo SpA	37,426	198,508
Snam SpA	24,929	142,898
Total Italy		784,685

Japan - 17.6%
Astellas Pharma, Inc.	4,981	49,730
Canon, Inc.	2,632	81,070
Chugai Pharmaceutical Co., Ltd.	286	16,440
Daito Trust Construction Co., Ltd.	429	47,587
Disco Corp.	157	30,328
Honda Motor Co., Ltd.	13,768	139,914
Isuzu Motors Ltd.	5,081	68,461
Japan Tobacco, Inc.	5,821	179,418
Komatsu Ltd.	4,095	117,454
Kyocera Corp.	2,111	24,981

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Japan (continued)
Lasertec Corp.	120	$11,154
Marubeni Corp.	2,927	51,752
Mitsubishi Corp.	707	13,410
Mitsubishi Electric Corp.	623	12,028
Mitsubishi UFJ Financial Group, Inc.	3,009	37,954
Mitsui & Co., Ltd.	2,780	56,347
Mizuho Financial Group, Inc.	2,530	63,347
MS&AD Insurance Group Holdings, Inc.	1,714	38,900
Murata Manufacturing Co. Ltd.	816	12,635
Nintendo Co., Ltd.	680	56,262
Obayashi Corp.	1,965	30,462
Otsuka Corp.	528	11,710
SBI Holdings, Inc.	1,877	49,085
SCREEN Holdings Co., Ltd.	277	18,335
SCSK Corp.	3,895	101,965
Sekisui House Ltd.	5,883	134,793
Subaru Corp.	810	14,687
Sumitomo Corp.	2,804	68,600
Sumitomo Mitsui Financial Group, Inc.	3,793	90,196
Takeda Pharmaceutical Co., Ltd.	3,737	113,250
Tokio Marine Holdings, Inc.	1,701	67,907
Tokyo Electron Ltd.	389	57,746
Toyota Motor Corp.	12,314	235,032
Toyota Tsusho Corp.	3,056	60,380
Total Japan		2,163,320

Netherlands - 0.3%
Aegon Ltd.	2,625	16,748
ASML Holding NV	17	11,218
Koninklijke Ahold Delhaize NV	315	12,897
Total Netherlands		40,863

Norway - 3.0%
Aker BP ASA	5,751	123,385
Norsk Hydro ASA	3,496	18,348
Salmar ASA	2,078	102,368
Telenor ASA	8,238	123,688
Total Norway		367,789

Singapore - 3.6%
CapitaLand Ascendas REIT	5,951	12,120
CapitaLand Integrated Commercial Trust	7,695	12,667
DBS Group Holdings Ltd.	4,337	140,958
Oversea-Chinese Banking Corp. Ltd.	13,366	165,271
United Overseas Bank Ltd.	4,172	110,649
Total Singapore		441,665

Security Description	Shares	Value

COMMON STOCKS (continued)

Spain - 4.2%
ACS Actividades de Construccion y Servicios SA	1,663	$103,804
Banco Bilbao Vizcaya Argentaria SA	8,328	113,778
CaixaBank SA	13,047	99,501
Iberdrola SA	922	16,602
Industria de Diseno Textil SA	1,993	106,657
Repsol SA	2,627	32,171
Telefonica SA	8,760	44,836
Total Spain		517,349

Sweden - 2.4%
Tele2 AB Class B	9,518	140,079
Volvo AB Class B	5,693	154,672
Total Sweden		294,751

Switzerland - 1.4%
SGS SA	347	33,937
Zurich Insurance Group AG	203	143,245
Total Switzerland		177,182

United Kingdom - 11.2%
Admiral Group PLC	2,362	102,556
British American Tobacco PLC	5,139	222,446
HSBC Holdings PLC	9,563	106,035
Imperial Brands PLC	4,149	169,972
Land Securities Group PLC	16,940	133,762
Legal & General Group PLC	44,269	138,348
M&G PLC	11,198	30,951
National Grid PLC	10,679	154,131
NatWest Group PLC	2,072	13,205
Phoenix Group Holdings PLC	18,229	145,155
Reckitt Benckiser Group PLC	1,170	75,436
Schroders PLC	10,453	45,748
Severn Trent PLC	367	13,646
Unilever PLC	199	12,621
WPP PLC	1,421	10,912
Total United Kingdom		1,374,924

United States - 5.6%
BP PLC	5,452	25,452
Holcim AG*	109	12,097
Novartis AG	1,364	155,001
Roche Holding AG	577	188,267
Sanofi SA	1,425	154,812
Stellantis NV	3,579	33,003
Swiss Re AG	643	115,107
Total United States		683,739

Total Common Stocks
(Cost $10,312,294)		11,880,293

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 1.6%

Germany - 1.6%
Bayerische Motoren Werke AG, 8.52%	1,440	$115,252
Volkswagen AG, 9.47%	723	78,170
Total Germany		193,422

Total Preferred Stocks
(Cost $212,672)		193,422

Security Description	Shares	Value

TOTAL INVESTMENTS - 98.2%
(Cost $10,524,966)		$12,073,715
Other Assets in Excess of Liabilities - 1.8%		227,342
Net Assets - 100.0%		$12,301,057

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $78,036, or 0.6% of net assets.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$11,880,293	$—	$—	$11,880,293
Preferred Stocks	193,422	—	—	193,422
Total	$12,073,715	$—	$—	$12,073,715

Statements of Assets and Liabilities

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$96,212,966	$1,806,614,604	$20,924,430	$23,572,688
Investments, at value (including securities on loan)(a)	88,912,827	1,779,991,574	16,480,655	23,936,866
Cash	790	—	111,950	92,318
Receivables:
Dividends and interest	32,361	465,726	100	91
Securities lending	—	—	2,875	1,233
Tax reclaim	—	120,099	3,637	284
Investment securities sold	—	2,588,730	—	—
Prepaid expenses	345	345	345	345
Total Assets	88,946,323	1,783,166,474	16,599,562	24,031,137
Liabilities:
Due to custodian	—	7,269,159	—	—
Bank borrowings	—	298,990,800	—	—
Payables:
Investment securities purchased	—	723,807	—	—
Collateral for securities on loan	—	—	1,252,112	412,100
Advisory fees	31,398	919,831	6,530	12,869
Total Liabilities	31,398	307,903,597	1,258,642	424,969
Net Assets	$88,914,925	$1,475,262,877	$15,340,920	$23,606,168
Net Assets Consist of:
Paid-in capital	$108,074,473	$1,534,472,658	$79,500,107	$38,797,695
Total distributable earnings (accumulated deficit)	(19,159,548)	(59,209,781)	(64,159,187)	(15,191,527)
Net Assets	$88,914,925	$1,475,262,877	$15,340,920	$23,606,168
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	4,950,004	71,400,004	800,004	400,004
Net asset value per share	$17.96	$20.66	$19.18	$59.01
(a)Market value of securities on loan	$—	$—	$2,824,509	$2,903,923

Statements of Assets and Liabilities (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$237,703,042	$68,656,789	$16,193,202	$10,524,966
Investments, at value (including securities on loan)(a)	236,141,752	61,080,949	13,574,688	12,073,715
Cash	91,889	1,280,198	237,450	77,992
Foreign currency(b)	—	—	—	14,811
Receivables:
Investment securities sold	4,710,530	—	—	—
Dividends and interest	2,535,271	98,049	197,842	79,066
Securities lending	—	19,622	1,427	—
Tax reclaim	—	—	2,326	59,805
Prepaid expenses	25,838	288	288	345
Total Assets	243,505,280	62,479,106	14,014,021	12,305,734
Liabilities:
Payables:
Investment securities purchased	3,590,618	—	—	15
Collateral for securities on loan	—	8,154,312	711,612	—
Insurance fees	1,365	—	—	—
Advisory fees	68,292	33,827	5,839	4,662
Transfer agent fees	56,889	—	—	—
Accounting and administration fees	87,472	—	—	—
Custody fees	7,635	—	—	—
Professional fees	69,012	—	—	—
Pricing fees	28,108	—	—	—
Report to shareholder fees	4,318	—	—	—
Trustee fees	17,770	—	—	—
Other accrued expenses	276	—	165,269	—
Total Liabilities	3,931,755	8,188,139	882,720	4,677
Net Assets	$239,573,525	$54,290,967	$13,131,301	$12,301,057
Net Assets Consist of:
Paid-in capital	$246,123,694	$73,311,040	$61,193,859	$10,483,510
Total distributable earnings (accumulated deficit)	(6,550,169)	(19,020,073)	(48,062,558)	1,817,547
Net Assets	$239,573,525	$54,290,967	$13,131,301	$12,301,057
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	10,700,004	2,700,004	600,004	400,004
Net asset value per share	$22.39	$20.11	$21.89	$30.75
(a)Market value of securities on loan	$—	$9,664,017	$1,121,177	$—
(b)Foreign currency, at cost	$—	$—	$—	$14,225

Statements of Operations

For the Period Ended April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$3,382,972	$63,579,104	$—	$12,939
Interest income	11,148	72,836	891	764
Securities lending, net of fees	—	—	26,991	10,329
Total Investment Income	3,394,120	63,651,940	27,882	24,032
Expenses:
Advisory fees	223,762	5,696,306	35,974	84,138
Interest expenses	—	9,370,355	—	—
Total Expenses	223,762	15,066,661	35,974	84,138
Net Investment Income (Loss)	3,170,358	48,585,279	(8,092)	(60,106)
Net Realized Gain (Loss) on:
Investments	(412,035)	2,909,221	(940,698)	990,066
In-kind redemptions	1,588,862	4,225,531	706,616	—
Total Net Realized Gain (Loss)	1,176,827	7,134,752	(234,082)	990,066
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(9,194,124)	(111,197,447)	(3,021,966)	(2,222,207)
Total Change in Net Unrealized Depreciation	(9,194,124)	(111,197,447)	(3,021,966)	(2,222,207)
Net Realized and Change in Unrealized Loss	(8,017,297)	(104,062,695)	(3,256,048)	(1,232,141)
Net Decrease in Net Assets Resulting from Operations	$(4,846,939)	$(55,477,416)	$(3,264,140)	$(1,292,247)
Foreign withholding taxes	$—	$10,520	$—	$—

Statements of Operations (continued)

For the Period Ended April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

-

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$110,361	$3,159,550	$222,090	$245,013
Interest income	7,432,221	6,839	1,746	716
Securities lending, net of fees	—	150,991	6,547	—
Total Investment Income	7,542,582	3,317,380	230,383	245,729
Expenses:
Advisory fees	507,299	209,962	39,581	28,601
Accounting and administration fees	47,841	—	—	—
Professional fees	26,560	—	—	—
Transfer agent fees	24,352	—	—	—
Pricing fees	22,027	—	—	—
Report to shareholders fees	5,433	—	—	—
Trustee fees	5,155	—	—	—
Exchange listing fees	4,174	—	—	—
Custody fees	3,696	—	—	—
Insurance fees	1,736	—	—	—
Other expenses	259	—	—	—
Total Expenses	648,532	209,962	39,581	28,601
Less expense waivers/reimbursements	(96,141)	—	—	—
Net Expenses	552,391	209,962	39,581	28,601
Net Investment Income	6,990,191	3,107,418	190,802	217,128
Net Realized Gain (Loss) on:
Investments	(582,008)	(659,902)	(631,096)	232,372
In-kind redemptions	—	(358,689)	73,676	189,658
Foreign currency transactions	(12,870)	—	41	1,383
Total Net Realized Gain (Loss)	(594,878)	(1,018,591)	(557,379)	423,413
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(2,198,519)	(4,885,528)	(273,883)	688,434
Foreign currency translations	1,351	—	6	6,528
Total Change in Net Unrealized Appreciation (Depreciation)	(2,197,168)	(4,885,528)	(273,877)	694,962
Net Realized and Change in Unrealized Gain (Loss)	(2,792,046)	(5,904,119)	(831,256)	1,118,375
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,198,145	$(2,796,701)	$(640,454)	$1,335,503
Foreign withholding taxes	$—	$—	$9,053	$40,811

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$3,170,358	$3,937,810	$48,585,279	$52,049,209
Net realized gain	1,176,827	520,945	7,134,752	20,231,645
Net change in unrealized appreciation (depreciation)	(9,194,124)	14,154,080	(111,197,447)	189,977,170
Net increase (decrease) in net assets resulting from operations	(4,846,939)	18,612,835	(55,477,416)	262,258,024
Distributions to Shareholders	(3,816,003)	(4,553,044)	(67,189,879)	(86,513,987)
Distributions to Shareholders from return of capital	—	(1,776,962)	—	(5,386,521)
Total distributions	(3,816,003)	(6,330,006)	(67,189,879)	(91,900,508)
Shareholder Transactions:
Proceeds from shares sold	4,415,571	51,203,831	241,910,107	604,985,491
Cost of shares redeemed	(21,482,619)	(5,405,900)	(24,244,183)	(4,357,175)
Net increase (decrease) in net assets resulting from shareholder transactions	(17,067,048)	45,797,931	217,665,924	600,628,316
Increase (decrease) in net assets	(25,729,990)	58,080,760	94,998,629	770,985,832
Net Assets:
Beginning of period/year	114,644,915	56,564,155	1,380,264,248	609,278,416
End of period/year	$88,914,925	$114,644,915	$1,475,262,877	$1,380,264,248
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	5,850,004	3,450,004	61,400,004	33,250,004
Shares sold	250,000	2,700,000	11,150,000	28,350,000
Shares redeemed	(1,150,000)	(300,000)	(1,150,000)	(200,000)
Shares outstanding, end of period/year	4,950,004	5,850,004	71,400,004	61,400,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss	$(8,092)	$(5,707)	$(60,106)	$(91,698)
Net realized gain (loss)	(234,082)	(1,461,281)	990,066	(109,599)
Net change in unrealized appreciation (depreciation)	(3,021,966)	6,019,638	(2,222,207)	5,326,277
Net increase (decrease) in net assets resulting from operations	(3,264,140)	4,552,650	(1,292,247)	5,124,980
Distributions to Shareholders	(83,815)	(37,035)	—	—
Shareholder Transactions:
Proceeds from shares sold	16,725,027	—	2,759,529	3,012,729
Cost of shares redeemed	(9,356,976)	(1,229,884)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	7,368,051	(1,229,884)	2,759,529	3,012,729
Increase in net assets	4,020,096	3,285,731	1,467,282	8,137,709
Net Assets:
Beginning of period/year	11,320,824	8,035,093	22,138,886	14,001,177
End of period/year	$15,340,920	$11,320,824	$23,606,168	$22,138,886
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	400,004	450,004	350,004	300,004
Shares sold	900,000	—	50,000	50,000
Shares redeemed	(500,000)	(50,000)	—	—
Shares outstanding, end of period/year	800,004	400,004	400,004	350,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$6,990,191	$5,986,080	$3,107,418	$4,460,918
Net realized gain (loss)	(594,878)	317,159	(1,018,591)	(152,174)
Net change in unrealized appreciation (depreciation)	(2,197,168)	3,071,811	(4,885,528)	1,518,420
Net increase (decrease) in net assets resulting from operations	4,198,145	9,375,050	(2,796,701)	5,827,164
Distributions to Shareholders	(6,699,937)	(5,718,315)	(3,460,301)	(3,995,609)
Shareholder Transactions:
Proceeds from shares sold	67,696,855	143,291,682	15,601,683	36,986,561
Cost of shares redeemed	(16,908,915)	(3,279,674)	(6,950,225)	(13,515,596)
Net increase in net assets resulting from shareholder transactions	50,787,940	140,012,008	8,651,458	23,470,965
Increase in net assets	48,286,148	143,668,743	2,394,456	25,302,520
Net Assets:
Beginning of period/year	191,287,377	47,618,634	51,896,511	26,593,991
End of period/year	$239,573,525	$191,287,377	$54,290,967	$51,896,511
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	8,450,004	2,250,004	2,350,004	1,300,004
Shares sold	3,000,000	6,350,000	700,000	1,650,000
Shares redeemed	(750,000)	(150,000)	(350,000)	(600,000)
Shares outstanding, end of period/year	10,700,004	8,450,004	2,700,004	2,350,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$190,802	$812,801	$217,128	$446,806
Net realized gain (loss)	(557,379)	(1,088,231)	423,413	154,790
Net change in unrealized appreciation (depreciation)	(273,877)	3,027,091	694,962	948,103
Net increase (decrease) in net assets resulting from operations	(640,454)	2,751,661	1,335,503	1,549,699
Distributions to Shareholders	(604,520)	(993,505)	(170,877)	(467,150)
Shareholder Transactions:
Proceeds from shares sold	—	1,182,735	—	2,860,707
Cost of shares redeemed	(1,154,515)	(4,730,049)	(1,349,902)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(1,154,515)	(3,547,314)	(1,349,902)	2,860,707
Increase (decrease) in net assets	(2,399,489)	(1,789,158)	(185,276)	3,943,256
Net Assets:
Beginning of period/year	15,530,790	17,319,948	12,486,333	8,543,077
End of period/year	$13,131,301	$15,530,790	$12,301,057	$12,486,333
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	650,004	800,004	450,004	350,004
Shares sold	—	50,000	—	100,000
Shares redeemed	(50,000)	(200,000)	(50,000)	—
Shares outstanding, end of period/year	600,004	650,004	400,004	450,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2025 (unaudited)

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$(55,477,416)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term investment securities	(499,776,516)
Proceeds from long-term sales of investments	569,563,857
Increase (decrease) in payable for investment securities purchased	(10,727,462)
(Increase) decrease in receivable for investment securities sold	717,536
Net proceeds (purchases) of short-term investment securities	5,625,760
Net realized (gain) loss on investments	(2,909,221)
Net realized (gain) loss on in-kind redemptions	(4,225,531)
Net amortization of premium/(discount accretion)	(298)
Net change in unrealized (appreciation) depreciation on investments	111,197,447
(Increase) decrease in due from broker	2,642
(Increase) decrease in dividends and interest receivable	(411,849)
(Increase) decrease in prepaid expenses	(58)
(Increase) decrease in tax reclaim receivable	(6,737)
Increase (decrease) in advisory fees payable	(4,283)
Net cash provided by (used in) operating activities	113,567,871

Cash Flows provided by (used in) Financing Activities:
Due to custodian	7,269,159
Proceeds from borrowings	(11,781,212)
Payments for fund shares sold in excess of in-kind creations	(41,903,491)
Distributions paid	(67,189,879)
Net cash provided by (used in) financing activities	(113,605,423)
Net increase (decrease) in cash	(37,552)
Cash, beginning of period	37,552
Cash, end of period	$—

Supplemental information:
Interest paid on borrowings	$9,370,355

Non-cash financing activities:
In-kind creations — Issued	289,665,108
In-kind creations — Redeemed	28,971,699

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$19.60	$16.40	$16.38	$24.32	$21.71	$25.26
Investment operations:
Net investment income[1]	0.59	0.91	1.13	0.68	0.63	1.05
Net realized and unrealized gain (loss)	(1.51)	3.73	0.33	(7.18)	3.42	(3.14)
Total from investment operations	(0.92)	4.64	1.46	(6.50)	4.05	(2.09)
Less Distributions from:
Net investment income	(0.72)	(1.04)	(1.07)	(0.96)	(1.44)	(1.22)
Return of capital	—	(0.40)	(0.37)	(0.48)	—	(0.24)
Total distributions	(0.72)	(1.44)	(1.44)	(1.44)	(1.44)	(1.46)
Net Asset Value, End of period	$17.96	$19.60	$16.40	$16.38	$24.32	$21.71
Net Asset Value Total Return[2]	(4.71)%	29.17%	8.84%	(27.70)%	18.93%	(8.06)%
Net assets, end of period (000’s omitted)	$88,915	$114,645	$56,564	$54,064	$87,539	$52,104
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	6.38%[3]	4.89%	6.51%	3.25%	2.61%	4.75%
Portfolio turnover rate[4]	5%[5]	14%	14%	79%	144%	38%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$22.48	$18.32	$18.62	$25.16	$19.26	$26.43
Investment operations:
Net investment income[1]	0.74	1.15	1.48	1.50	1.18	1.40
Net realized and unrealized gain (loss)	(1.54)	5.02	0.20 [2]	(6.09)	6.62	(6.25)
Total from investment operations	(0.80)	6.17	1.68	(4.59)	7.80	(4.85)
Less Distributions from:
Net investment income	(1.02)	(1.58)	(1.62)	(1.95)	(1.59)	(1.81)
Net realized gains	—	(0.31)	—	—	(0.26)	(0.43)
Return of capital	—	(0.12)	(0.36)	—	(0.05)	(0.08)
Total distributions	(1.02)	(2.01)	(1.98)	(1.95)	(1.90)	(2.32)
Net Asset Value, End of period	$20.66	$22.48	$18.32	$18.62	$25.16	$19.26
Net Asset Value Total Return[3]	(3.67)%	34.95%	9.15%	(19.28)%	41.52%	(18.37)%
Net assets, end of period (000’s omitted)	$1,475,263	$1,380,264	$609,278	$456,136	$527,121	$146,397
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.12%[4,5]	2.48%[6]	2.52%[7]	1.40%[8]	1.21%[9]	1.47%[10]
Net investment income	6.82%[4]	5.44%	7.71%	6.64%	4.93%	6.93%
Portfolio turnover rate[11]	28%[12]	62%	26%	22%	35%	96%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets include interest expense fees of 1.32%.

6The ratios of expenses to average net assets include interest expense fees of 1.68%

7The ratios of expenses to average net assets include interest expense fees of 1.72%.

8The ratios of expenses to average net assets include interest expense fees of 0.60%.

9The ratios of expenses to average net assets include interest expense fees of 0.41%.

10The ratios of expenses to average net assets include interest expense of 0.63% and dividend expense on securities sold short fees of 0.04%.

11Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

12Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$28.30	$17.86	$25.88	$44.36	$38.97	$26.42
Investment operations:
Net investment income (loss)[1]	(0.02)	(0.01)	0.05	(0.16)	(0.26)	(0.15)
Net realized and unrealized gain (loss)	(8.86)	10.53	(8.07)	(18.32)	5.65	12.70
Total from investment operations	(8.88)	10.52	(8.02)	(18.48)	5.39	12.55
Less Distributions from:
Net investment income	(0.24)	(0.08)	—	—	—	—
Total distributions	(0.24)	(0.08)	—	—	—	—
Net Asset Value, End of period	$19.18	$28.30	$17.86	$25.88	$44.36	$38.97
Net Asset Value Total Return[2]	(31.58)%	59.09%	(31.01)%	(41.66)%	13.85%	47.50%
Net assets, end of period (000’s omitted)	$15,341	$11,321	$8,035	$18,116	$35,490	$37,018
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%[3]	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss)	(0.18)%[3]	(0.05)%	0.22%	(0.56)%	(0.53)%	(0.41)%
Portfolio turnover rate[4]	29%[5]	77%	66%	61%	76%	81%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$63.25	$46.67	$46.71	$51.83	$48.19	$37.86
Investment operations:
Net investment loss[1]	(0.17)	(0.27)	(0.32)	(0.26)	(0.30)	(0.19)
Net realized and unrealized gain (loss)	(4.07)	16.85	0.28	(4.86)	3.94	10.52
Total from investment operations	(4.24)	16.58	(0.04)	(5.12)	3.64	10.33
Net Asset Value, End of period	$59.01	$63.25	$46.67	$46.71	$51.83	$48.19
Net Asset Value Total Return[2]	(6.70)%	35.53%	(0.09)%	(9.88)%	7.56%	27.27%
Net assets, end of period (000’s omitted)	$23,606	$22,139	$14,001	$16,349	$23,325	$26,505
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%[3]	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment loss	(0.56)%[3]	(0.47)%	(0.63)%	(0.59)%	(0.57)%	(0.43)%
Portfolio turnover rate[4]	15%[5]	46%	49%	48%	44%	46%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$22.64	$21.16	$21.43	$25.21	$24.66	$24.54
Investment operations:
Net investment income[1]	0.69	1.36	1.31	0.90	0.89	0.96
Net realized and unrealized gain (loss)	(0.28)	1.45	(0.33)	(3.80)	0.50	0.10
Total from investment operations	0.41	2.81	0.98	(2.90)	1.39	1.06
Less Distributions from:
Net investment income	(0.66)	(1.33)	(1.25)	(0.88)	(0.84)	(0.91)
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.66)	(1.33)	(1.25)	(0.88)	(0.84)	(0.94)
Net Asset Value, End of period	$22.39	$22.64	$21.16	$21.43	$25.21	$24.66
Net Asset Value Total Return[2]	1.86%	13.51%	4.56%	(11.72)%	5.71%	4.51%
Net assets, end of period (000’s omitted)	$239,574	$191,287	$47,619	$41,793	$20,171	$18,494
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49%[3]	0.49%	0.49%	0.49%	0.49%[4]	0.55%[4]
Expenses, prior to expense waivers	0.58%[3]	0.72%	0.80%	1.02%	1.21%[4]	1.15%[4]
Net investment income	6.20%[3]	6.07%	5.95%	3.92%	3.52%	3.95%
Portfolio turnover rate[5]	53%[6]	92%	138%	84%	107%	103%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$22.08	$20.46	$20.70	$25.99	$17.37	$24.72
Investment operations:
Net investment income[1]	1.20	2.52	2.51	2.13	1.71	1.89
Net realized and unrealized gain (loss)	(1.84)	1.43	(0.30)	(5.33)	8.62	(7.20)
Total from investment operations	(0.64)	3.95	2.21	(3.20)	10.33	(5.31)
Less Distributions from:
Net investment income	(1.33)	(2.33)	(2.45)	(2.09)	(1.71)	(2.04)
Total distributions	(1.33)	(2.33)	(2.45)	(2.09)	(1.71)	(2.04)
Net Asset Value, End of period	$20.11	$22.08	$20.46	$20.70	$25.99	$17.37
Net Asset Value Total Return[2]	(3.21)%	19.85%	11.22%	(12.75)%	61.32%	(21.70)%
Net assets, end of period (000’s omitted)	$54,291	$51,897	$26,594	$21,735	$31,189	$19,109
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75%[3]	0.75%[4]	0.75%[4]	0.75%	0.75%	0.75%[5]
Net investment income	11.10%[3]	11.26%[4]	11.85%[4]	8.97%	7.27%	8.59%
Portfolio turnover rate[6]	11%[7]	29%	40%	27%	34%	24%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The fund indirectly bears its proportionate shares of expenses and net investment income of any underlying funds in which the Fund invests. Such expenses and income are not included in the calculation of this ratio.

5The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.89	$21.65	$23.29	$26.84	$18.67	$24.72
Investment operations:
Net investment income[1]	0.31	1.13	0.73	0.93	0.57	0.64
Net realized and unrealized gain (loss)	(1.36)	2.47	(1.17)[2]	(3.61)	8.66	(5.95)
Total from investment operations	(1.05)	3.60	(0.44)	(2.68)	9.23	(5.31)
Less Distributions from:
Net investment income	(0.95)	(1.36)	(1.20)	(0.87)	(1.06)	(0.74)
Total distributions	(0.95)	(1.36)	(1.20)	(0.87)	(1.06)	(0.74)
Net Asset Value, End of period	$21.89	$23.89	$21.65	$23.29	$26.84	$18.67
Net Asset Value Total Return[3]	(4.54)%	16.89%	(2.15)%	(10.25)%	50.16%	(21.53)%
Net assets, end of period (000’s omitted)	$13,131	$15,531	$17,320	$45,420	$139,583	$100,810
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%[5]
Net investment income	2.65%[4]	4.80%	3.06%	3.52%	2.30%	2.93%
Portfolio turnover rate[6]	48%[7]	67%	88%	70%	66%	91%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$27.75	$24.41	$21.69	$28.57	$23.94	$26.41
Investment operations:
Net investment income[1]	0.52	1.23	1.20	1.50	1.29	0.52
Net realized and unrealized gain (loss)	2.87	3.40	2.65	(5.13)	5.18	(2.08)
Total from investment operations	3.39	4.63	3.85	(3.63)	6.47	(1.56)
Less Distributions from:
Net investment income	(0.39)	(1.29)	(1.13)	(1.69)	(1.15)	(0.91)
Net realized gains	—	—	—	(1.56)	(0.69)	—
Total distributions	(0.39)	(1.29)	(1.13)	(3.25)	(1.84)	(0.91)
Net Asset Value, End of period	$30.75	$27.75	$24.41	$21.69	$28.57	$23.94
Net Asset Value Total Return[2]	12.42%	19.23%	17.67%	(14.03)%	27.41%	(6.20)%
Net assets, end of period (000’s omitted)	$12,301	$12,486	$8,543	$6,507	$7,142	$4,788
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.72%[3]	4.54%	4.77%	5.87%	4.47%	2.04%
Portfolio turnover rate[4]	22%[5]	41%	61%	50%	68%	211%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Notes to Financial Statements

April 30, 2025 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2025, ten funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus LifeSci Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus LifeSci Biotech Products ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.
Virtus WMC International Dividend ETF	Seeks income.

There is no guarantee that a Fund will achieve its objective(s).

InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2025. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to each Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Adviser are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value (“NAV”) each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of each Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2025, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2025, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$2,824,509	$1,252,112	$1,591,523	$0
Virtus LifeSci Biotech Products ETF	2,903,923	412,100	2,513,752	0
Virtus Private Credit Strategy ETF	9,664,017	8,154,312	1,956,262	0
Virtus Real Asset Income ETF	1,121,177	711,612	454,155	0

(a)Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at April 30, 2025.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2025

	Overnight and Continuous	Between			Total
		<30 Days	30 & 90 days	>90 days
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$2,843,635	$—	$—	$—	$2,843,635
Gross amount of recognized liabilities for securities lending transactions:					$2,843,635
Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$2,925,852	$—	$—	$—	$2,925,852
Gross amount of recognized liabilities for securities lending transactions:					$2,925,852
Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$10,110,574	$—	$—	$—	$10,110,574
Gross amount of recognized liabilities for securities lending transactions:					$10,110,574
Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$1,165,766	$—	$—	$—	$1,165,766
Gross amount of recognized liabilities for securities lending transactions:					$1,165,766

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

Effective January 1, 2025, VIA replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to each Fund. References to the “Adviser” shall mean VIA.

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2026. The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2025	2026	2027	2028
Virtus Newfleet Multi-Sector Bond ETF	$137,763	$168,746	$225,718	$96,141

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1) An indirect wholly-owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2025, Virtus Partners, Inc. held shares of the below Fund which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,507	46.1%

At April 30, 2025, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	2,595	0.1%
Virtus InfraCap U.S. Preferred Stock ETF	288,346	0.4%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

The following table discloses each Fund’s transaction fee:

Funds	Creation/Redemption Transaction Fee
InfraCap REIT Preferred ETF	$ 500
Virtus InfraCap U.S. Preferred Stock ETF	600
Virtus LifeSci Biotech Clinical Trials ETF	500
Virtus LifeSci Biotech Products ETF	500
Virtus Newfleet Multi-Sector Bond ETF	500
Virtus Private Credit Strategy ETF	500
Virtus Real Asset Income ETF	500
Virtus WMC International Dividend ETF	1,200

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2022, 2023 and 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2025, the Funds had no accrued penalties or interest.

At October 31, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$112,732,396	$5,835,148	$(4,048,354)	$1,786,794
Virtus InfraCap U.S. Preferred Stock ETF	1,635,316,148	115,426,541	(51,969,027)	63,457,514
Virtus LifeSci Biotech Clinical Trials ETF	13,702,435	2,987,215	(4,838,554)	(1,851,339)
Virtus LifeSci Biotech Products ETF	20,110,833	5,568,487	(3,379,225)	2,189,262
Virtus Newfleet Multi-Sector Bond ETF	192,929,269	2,534,666	(1,958,551)	576,115
Virtus Private Credit Strategy ETF	58,990,550	904,971	(4,307,704)	(3,402,733)
Virtus Real Asset Income ETF	17,958,400	1,320,311	(3,805,240)	(2,484,929)
Virtus WMC International Dividend ETF	11,490,815	1,401,523	(581,941)	819,582

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2024, the following Fund incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Products ETF	$78,158

At October 31, 2024, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$11,889,448	$393,952	$12,283,400
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—
Virtus LifeSci Biotech Clinical Trials ETF	24,935,425	34,099,475	59,034,900
Virtus LifeSci Biotech Products ETF	2,439,086	13,571,298	16,010,384
Virtus Newfleet Multi-Sector Bond ETF	1,276,514	3,764,498	5,041,012
Virtus Private Credit Strategy ETF	3,294,215	6,916,865	10,211,080
Virtus Real Asset Income ETF	26,325,320	18,419,821	44,745,141
Virtus WMC International Dividend ETF	74,390	157,666	232,056

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2025 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$5,363,090	$5,725,885	$4,363,751	$21,279,313
Virtus InfraCap U.S. Preferred Stock ETF	499,776,516	562,653,186	289,665,108	28,971,699
Virtus LifeSci Biotech Clinical Trials ETF	3,022,399	3,005,757	16,718,591	9,348,614
Virtus LifeSci Biotech Products ETF	3,354,621	3,332,261	2,760,302	—
Virtus Newfleet Multi-Sector Bond ETF	150,376,187	97,694,513	—	—
Virtus Private Credit Strategy ETF	6,341,855	6,548,562	15,617,488	6,942,414
Virtus Real Asset Income ETF	6,834,175	6,984,094	—	1,154,682
Virtus WMC International Dividend ETF	2,554,987	2,626,529	—	1,276,772

Purchases and sales of long-term U.S. Government Securities for the period ended April 30, 2025 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$17,070,033	$20,538,033

7. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/ or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2025, the average daily borrowings under the Agreements and the weighted average interest rate were $337,462,563 and 5.51%, respectively.

8. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

9. 10% SHAREHOLDERS

As of April 30, 2025, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	53%	2
Virtus InfraCap U.S. Preferred Stock ETF	58%	2
Virtus LifeSci Biotech Clinical Trials ETF	64%	4
Virtus LifeSci Biotech Products ETF	66%	4
Virtus Newfleet Multi-Sector Bond ETF	69%	2
Virtus Private Credit Strategy ETF	65%	2
Virtus Real Asset Income ETF	71%	1
Virtus WMC International Dividend ETF	73%	2*

*Includes affiliated shareholder account.

10. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 119.3%

Energy - 119.1%
Cheniere Energy Partners LP(1)	219,395	$12,896,038
Cheniere Energy, Inc.(1)(2)	71,490	16,522,054
Delek Logistics Partners LP	192,265	7,546,401
Enbridge, Inc. (Canada)	1,502	70,128
Energy Transfer LP(1)	3,087,071	51,060,154
Enterprise Products Partners LP(1)	1,630,336	48,747,046
Genesis Energy LP(1)	590,380	8,111,821
Global Partners LP	144,539	7,411,960
Hess Midstream LP Class A	886,791	32,962,022
Kinder Morgan, Inc.(2)	392,234	10,315,754
Marathon Petroleum Corp.(2)	32,171	4,420,617
MPLX LP(1)	1,067,592	54,372,461
ONEOK, Inc.(1)(2)	5,333	438,159
Phillips 66(2)	27,132	2,823,356
Plains All American Pipeline LP(1)	3,510,667	61,296,246
South Bow Corp. (Canada)(1)	22,486	555,179
Sunoco LP(1)(2)	1,000,764	58,194,427
Targa Resources Corp.(1)(2)	73,659	12,588,323
USA Compression Partners LP	297,223	7,252,241
Valero Energy Corp.(2)	22,763	2,642,557
Venture Global, Inc. Class A(2)	162,214	1,360,976
Western Midstream Partners LP(1)(2)	1,536,919	57,788,154
Williams Cos., Inc. (The)(1)(2)	176,673	10,347,738
Total Energy		469,723,812
Utilities - 0.2%
Suburban Propane Partners LP	43,224	863,183
Total Common Stocks
(Cost $447,088,017)		470,586,995
PREFERRED STOCKS - 0.7%
Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	1,000	16,130
Energy Transfer LP, Series I, 9.25%	235,300	2,767,128
Total Energy		2,783,258
Total Preferred Stocks
(Cost $2,256,947)		2,783,258
MONEY MARKET FUNDS - 0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(3)	644,368	644,368
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.25%(3)	644,368	644,368
(Cost $1,288,736)		1,288,736
TOTAL INVESTMENTS - 120.3%
(Cost $450,633,700)		474,658,989
Liabilities in Excess of Other Assets - (20.3)%		(80,008,215)
Net Assets - 100.0%		$394,650,774

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.1)%

Written Call Options
Cheniere Energy, Inc., Expires 05/16/25, Strike Price $260.00	(10,000)	(100)	$(6,000)
Cheniere Energy, Inc., Expires 05/16/25, Strike Price $270.00	(12,500)	(125)	(3,437)
Cheniere Energy, Inc., Expires 06/20/25, Strike Price $270.00	(5,000)	(50)	(5,050)
Cheniere Energy, Inc., Expires 06/20/25, Strike Price $290.00	(5,000)	(50)	(3,000)
Kinder Morgan, Inc., Expires 05/16/25, Strike Price $28.50	(50,000)	(500)	(3,000)
Kinder Morgan, Inc., Expires 05/23/25, Strike Price $28.00	(25,000)	(250)	(4,500)
Kinder Morgan, Inc., Expires 05/30/25, Strike Price $29.00	(25,000)	(250)	(2,500)
Kinder Morgan, Inc., Expires 06/20/25, Strike Price $30.00	(100,000)	(1,000)	(12,000)
Marathon Petroleum Corp., Expires 05/05/25, Strike Price $160.00	(10,000)	(100)	0
Marathon Petroleum Corp., Expires 05/05/25, Strike Price $162.50	(10,000)	(100)	0
Marathon Petroleum Corp., Expires 05/09/25, Strike Price $141.00	(10,000)	(100)	(25,200)
Marathon Petroleum Corp., Expires 05/09/25, Strike Price $142.00	(10,000)	(100)	(19,500)
Marathon Petroleum Corp., Expires 05/16/25, Strike Price $145.00	(10,000)	(100)	(12,700)
Marathon Petroleum Corp., Expires 05/16/25, Strike Price $150.00	(10,000)	(100)	(7,500)
Marathon Petroleum Corp., Expires 05/23/25, Strike Price $145.00	(10,000)	(100)	(21,000)
Marathon Petroleum Corp., Expires 05/23/25, Strike Price $149.00	(10,000)	(100)	(10,500)
Marathon Petroleum Corp., Expires 05/30/25, Strike Price $150.00	(20,000)	(200)	(34,000)
ONEOK, Inc., Expires 05/16/25, Strike Price $110.00	(10,000)	(100)	0
Phillips 66, Expires 05/05/25, Strike Price $135.00	(10,000)	(100)	0

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Phillips 66, Expires 05/16/25, Strike Price $111.00	(10,000)	(100)	$(8,200)
Phillips 66, Expires 05/16/25, Strike Price $115.00	(10,000)	(100)	(3,000)
Phillips 66, Expires 05/23/25, Strike Price $115.00	(10,000)	(100)	(5,250)
Phillips 66, Expires 06/20/25, Strike Price $120.00	(10,000)	(100)	(7,750)
Phillips 66, Expires 06/20/25, Strike Price $125.00	(15,000)	(150)	(5,550)
Sunoco LP, Expires 05/16/25, Strike Price $60.00	(50,000)	(500)	(12,500)
Sunoco LP, Expires 06/20/25, Strike Price $62.50	(50,000)	(500)	(25,000)
Targa Resources Corp., Expires 05/16/25, Strike Price $200.00	(10,000)	(100)	(4,750)
Targa Resources Corp., Expires 05/16/25, Strike Price $230.00	(5,000)	(50)	(250)
Targa Resources Corp., Expires 05/16/25, Strike Price $240.00	(10,000)	(100)	(300)
Targa Resources Corp., Expires 06/20/25, Strike Price $210.00	(25,000)	(250)	(15,500)
Valero Energy Corp., Expires 05/05/25, Strike Price $145.00	(5,000)	(50)	0
Valero Energy Corp., Expires 05/05/25, Strike Price $146.00	(10,000)	(100)	0
Valero Energy Corp., Expires 05/05/25, Strike Price $147.00	(10,000)	(100)	0
Valero Energy Corp., Expires 05/05/25, Strike Price $150.00	(10,000)	(100)	0
Valero Energy Corp., Expires 05/09/25, Strike Price $122.00	(10,000)	(100)	(7,000)
Valero Energy Corp., Expires 05/09/25, Strike Price $123.00	(10,000)	(100)	(6,000)
Valero Energy Corp., Expires 05/09/25, Strike Price $150.00	(10,000)	(100)	0
Valero Energy Corp., Expires 05/16/25, Strike Price $124.00	(20,000)	(200)	(20,000)
Valero Energy Corp., Expires 05/16/25, Strike Price $125.00	(10,000)	(100)	(7,100)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Valero Energy Corp., Expires 05/23/25, Strike Price $125.00	(20,000)	(200)	$ (22,600)
Venture Global, Inc., Expires 05/16/25, Strike Price $12.50	(25,000)	(250)	(2,000)
Venture Global, Inc., Expires 05/16/25, Strike Price $15.00	(25,000)	(250)	(250)
Venture Global, Inc., Expires 05/16/25, Strike Price $17.50	(25,000)	(250)	0
Venture Global, Inc., Expires 06/20/25, Strike Price $12.50	(50,000)	(500)	(10,000)
Western Midstream Partners LP, Expires 06/20/25, Strike Price $42.00	(50,000)	(500)	(8,500)
Western Midstream Partners LP, Expires 06/20/25, Strike Price $43.00	(50,000)	(500)	(3,500)
Williams Cos., Inc. (The), Expires 05/16/25, Strike Price $63.00	(10,000)	(100)	(4,000)
Williams Cos., Inc. (The), Expires 05/16/25, Strike Price $65.00	(75,000)	(750)	(7,500)
Written Put Options
ONEOK, Inc., Expires 06/20/25, Strike Price $70.00	(20,000)	(200)	(19,000)
ONEOK, Inc., Expires 06/20/25, Strike Price $72.50	(25,000)	(250)	(35,000)
Total Written Options - (0.1)%
(Premiums Received $494,535)			$(410,387)

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2025 was $287,691,439.

(2)Subject to written call options.

(3)The rate shown reflects the seven-day yield as of April 30, 2025.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$470,586,995	$—	$—	$470,586,995
Preferred Stocks	2,783,258	—	—	2,783,258
Money Market Funds	1,288,736	—	—	1,288,736
Total	$474,658,989	$—	$—	$474,658,989
Liability Valuation Inputs
Written Options	$409,587	$800	$—	$410,387
Total	$409,587	$800	$—	$410,387

Statement of Assets and Liabilities

April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$450,633,700
Investments, at value	474,658,989
Cash	879,545
Receivables:
Investment securities sold	1,122,728
Capital shares sold	1,036,918
Dividends and interest	192,594
Tax reclaim	22,954
Prepaid expenses	234,926
Total Assets	478,148,654
Liabilities:
Bank borrowings	58,009,615
Payables:
Investment securities purchased	2,122,754
Interest expense	195,773
Sub-Advisory fees	317,360
Written options, at value(a)	410,387
Current Income Tax Liability	16,276,948
Deferred Income Tax Liability	6,165,043
Total Liabilities	83,497,880
Net Assets	$394,650,774
Net Assets Consist of:
Paid-in capital	$482,953,923
Total distributable earnings (accumulated deficit), net of income taxes	(88,303,149)
Net Assets	$394,650,774
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,515,000

Net asset value per share	$41.48
(a)Premiums received from written options	$494,535

Statement of Operations

For the Period Ended April 30, 2025 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$(14,721,817)
Dividend income (net of foreign withholding taxes)	2,311,812
Interest income	94,123
Less: Return of capital distributions	14,721,817
Total Investment Income	2,405,935
Expenses:
Interest expenses	2,746,364
Sub-Advisory fees	2,007,272
Total Expenses	4,753,636
Net Investment (Loss) Before Income Taxes	(2,347,701)
Current and Deferred Income Tax Benefit / (Expense)	273,963
Net Investment (Loss), Net of Income Taxes	(2,073,738)
Net Realized Gain (Loss) on:
Investments	203,706,419
Written options	1,576,844
Foreign currency transactions	(32)
Current and Deferred Income Tax Benefit / (Expense)	(23,719,274)
Total Net Realized Gain, Net of Income Taxes	181,563,957
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(165,264,763)
Written options	(1,595)
Foreign currency translations	190
Current and Deferred Income Tax Benefit / (Expense)	19,049,513
Total Change in Net Unrealized Depreciation	(146,216,655)
Net Realized and Change in Unrealized Gain, Net of Income Taxes	35,347,302
Net Increase in Net Assets Resulting from Operations	$33,273,564
Foreign withholding taxes	$21,976

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(2,073,738)	$(8,291,800)
Net realized gain, net of income taxes	181,563,957	27,167,668
Net change in unrealized appreciation (depreciation), net of income taxes	(146,216,655)	60,203,016
Net increase in net assets resulting from operations	33,273,564	79,078,884
Distributions to Shareholders	(15,924,450)	(29,650,201)
Shareholder Transactions:
Proceeds from shares sold	10,526,066	22,770,177
Cost of shares redeemed	(10,768,507)	(21,266,939)
Net increase (decrease) in net assets resulting from shareholder transactions	(242,441)	1,503,238
Increase in net assets	17,106,673	50,931,921
Net Assets:
Beginning of period/year	377,544,101	326,612,180
End of period/year	$394,650,774	$377,544,101
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	9,540,000	9,490,000
Shares sold	225,000	600,000
Shares redeemed	(250,000)	(550,000)
Shares outstanding, end of period/year	9,515,000	9,540,000

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the Six Months Ended April 30, 2025 (unaudited)

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$33,273,564

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term investment securities	(469,779,834)
Proceeds from long-term sales of investments	551,234,196
Increase (decrease) in payable for investment securities purchased	(731,803)
(Increase) decrease in receivable for investment securities sold	2,996,593
Net proceeds from purchased and written options	2,104,816
Net realized (gain) loss on investments	(203,706,419)
Net realized (gain) loss on written options	(1,576,844)
Net proceeds (purchases) of short-term investment securities	7,856,059
Net change in unrealized (appreciation) depreciation on investments	165,264,763
Net change in unrealized (appreciation) depreciation on written options	1,595
(Increase) decrease in due from brokers	1,453,898
(Increase) decrease in dividends and interest receivable	(45,015)
(Increase) decrease in tax reclaim receivable	(15,447)
Increase (decrease) in current income tax payable	14,859,755
(Increase) decrease in prepaid expenses	(2,860)
(Increase) decrease in prepaid taxes	2,860
Increase (decrease) in sub-advisory fees payable	4,310
Increase (decrease) in deferred income tax liability	(11,320,957)
Increase (decrease) in interest expense	(390,159)
Net cash provided by (used in) operating activities	91,483,071

Cash Flows provided by (used in) Financing Activities:

Due to custodian	(8,000,000)
Proceeds from borrowings	(52,034,791)
Payments for fund shares sold in excess of in-kind creations	(14,644,285)
Distributions paid	(15,924,450)
Net cash provided by (used in) financing activities	(90,603,526)

Net increase (decrease) in cash
Cash, beginning of period	—
Cash, end of period	$879,545

Supplemental information:
Interest paid on borrowings	$3,136,523
Income taxes paid	857,000

Non-cash financing activities:
In-kind creations — Issued	13,364,926
In-kind creations — Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020[1]
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$39.57	$34.42	$33.22	$27.31	$13.78	$44.80
Investment operations:
Net investment loss[2]	(0.22)	(0.86)	(0.65)	(0.31)	(0.33)	(0.09)
Net realized and unrealized gain (loss)	3.81	9.09	4.69	8.86	16.50	(28.94)
Total from investment operations	3.59	8.23	4.04	8.55	16.17	(29.03)
Less Distributions from:
Net investment income	(1.68)	(3.08)	(2.84)	—	—	—
Net realized gains	—	—	—	(2.64)	—	—
Return of capital	—	—	—	—	(2.64)	(1.99)
Total distributions	(1.68)	(3.08)	(2.84)	(2.64)	(2.64)	(1.99)
Net Asset Value, End of period	$41.48	$39.57	$34.42	$33.22	$27.31	$13.78
Net Asset Value Total Return[3]	8.77%	24.40%	12.91%	33.13%	121.30%	(62.67)%
Net assets, end of period (000’s omitted)	$394,651	$377,544	$326,612	$333,536	$294,628	$99,107
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including current and deferred income tax expense/benefit	2.12%[4,5,6]	2.75%[7]	2.18%[9]	1.64%[11]	1.40%[12]	2.01%[13]
Expenses, excluding current and deferred income tax expense/benefit	2.25%[4,5]	3.01%[8]	2.99%[10]	1.64%[11]	1.40%[12]	1.89%[13]
Net investment loss, net of income taxes	(0.98)%[4]	(2.21)%	(1.98)%	(1.06)%	(1.31)%	(1.71)%
Portfolio turnover rate[14]	87%[15]	59%	69%	62%	99%	96%

1Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for the year ended December 31, 2020 was adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets include interest expense fees of 1.30%.

6The ratios of expenses to average net assets include current and deferred income tax benefit / expense of 0.13%.

7The ratios of expenses to average net assets include interest expense of 2.06% and current and deferred income tax benefit / expense of 0.26%.

8The ratios of expenses to average net assets include interest expense fees of 2.06%.

9The ratios of expenses to average net assets include interest expense of 2.04% and current and deferred income tax benefit / expense of 0.81%.

10The ratios of expenses to average net assets include interest expense fees of 2.04%.

11The ratios of expenses to average net assets include interest expense fees of 0.69%.

12The ratios of expenses to average net assets include interest expense fees of 0.45%.

13The ratios of expenses to average net assets include interest expense of 0.93% and tax expense of 0.01%.

14Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

15Not annualized.

Notes to Financial Statements

April 30, 2025 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2025, ten funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this semi-annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the period ended April 30, 2025.

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of shares outstanding and resulted in a proportionate increase in the net asset value (“NAV”) per share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to the Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Fund’s investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2025, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

(h) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(j) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

Effective January 1, 2025, VIA replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. References to the “Adviser” shall mean VIA.

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2025, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	38,845	0.4%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2025	Current	Deferred	Total
Federal	$15,074,496	$(6,921,791)	$8,152,705
State	642,260	(339,728)	302,532
Valuation Allowance	—	(4,059,439)	(4,059,439)
Total Tax Expense/(Benefit)	$15,716,756	$(11,320,958)	$4,395,798

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2025
Deferred Tax Assets:
Capital Loss Carryforward	$26,776,477
Other	820,366
Total Deferred Tax Assets	27,596,843
Less Valuation Allowance	(12,660,377)
Net Deferred Tax Assets	$14,936,466
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$14,042,693
Book vs tax deferred income from MLP Investments	7,058,816
Total Deferred Tax Liabilities	21,101,509
Total Net Deferred Tax Asset/(Liability)	$(6,165,043)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the period ended April 30, 2025, the Fund has a capital loss carryforward of $121,541,656 of which $104,975,858 expires in 2025, and $16,565,798 which expires in 2026. A valuation allowance has been recorded against the capital loss carryforwards not expected to be utilized.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$7,910,566	21.00%
State Income Taxes (Net of Federal Benefit)	388,258	1.03%
Permanent Differences, Net	(115,963)	(0.31)%
Other	272,376	0.72%
Valuation Allowance	(4,059,439)	(10.78)%
Net Income Tax Expense/(Benefit)	$4,395,798	11.66%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2025, the Fund does not have any accrued penalties or interest.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2022 through October 31, 2024, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the period ended April 30, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

At April 30, 2025, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$378,943,903	$108,372,314	$(12,657,228)	$95,715,086

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2025 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$469,779,834	$536,507,901	$13,364,926	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2025 are as follows:

Liabilities	Equity Risk
Written options, at value	$410,387

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2025 were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Written options	$1,576,844

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$(1,595)

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

For the period ended April 30, 2025, the monthly average market value of the written options contracts held by the Fund was $228,451.

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2025, the average daily borrowings under the Agreements and the weighted average interest rate were $93,818,824 and 5.53%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of April 30, 2025, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	61%	2

11. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officer of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Board Considerations for
ETFis Series Trust I

During executive session, the Independent Trustees of ETFis Series Trust I (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 20, 2024 Annual Consideration of Advisory and Sub-Advisory Agreements for:

InfraCap MLP ETF (“AMZA”)

InfraCap REIT Preferred ETF (“PFFR”)

Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)

Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser—Advisory Agreement only)

Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser—Advisory Agreement only)

Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)

Virtus Private Credit Strategy ETF (“VPC”) (no sub-adviser—Advisory Agreement only)

Virtus Real Asset Income ETF (“VRAI”) (no sub-adviser—Advisory Agreement only)

Virtus WMC International Dividend ETF (“VWID”)

(each, a “Fund” and collectively, the “Funds”)

On November 20, 2024, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (“VEA”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”). The Advisory Agreements and the Sub-Advisory Agreements are collectively referred to herein as the “Investment Management Agreements.” The Board also authorized the appointment of Virtus Investment Advisers, LLC (formerly, Virtus Investment Advisers, Inc.) (“VIA”, together with VEA, the “Advisers” and, each, an “Adviser”) as adviser to the Funds replacing VEA, effective January 1, 2025, and the transfer to, and assumption by, VIA of VEA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreements”) (together with the Investment Management Agreements, the “Agreements”). The above changes were proposed in connection with a corporate reorganization of the Advisers to streamline and organizationally align the provision of advisory services (the “Reorganization”).

1The Sub-Advisers include Infrastructure Capital Advisors, LLC; Virtus Fixed Income Advisers, LLC (“VFIA”); and Wellington Management Company LLP.

Other Information (unaudited) (continued)

At the Meeting, the Board received and reviewed information provided by the Advisers and the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Advisers that included a description of the Advisers’ business, a copy of the Advisers’ Form ADV, and certain other information about the Advisers to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements and the approval of the Transfer and Assumption Agreements would be in the best interests of each applicable Fund and its respective shareholders. With respect to the consideration of the Transfer and Assumption Agreements, the Board considered management’s discussion of the benefits to shareholders of the Reorganization and management’s assertion that the Reorganization would not result in a change of control of VEA or a change in the proposed management of the Funds, including the personnel that would be providing investment management and other services to the Funds. With respect to the Investment Management Agreements, the Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VEA and each Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Sub-Adviser with respect to the Fund it manages.

Advisory Agreements and the Transfer and Assumption Agreements

In deciding on whether to approve the continuation of the Advisory Agreements, and the Transfer and Assumption Agreements, with the Advisers on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Advisers. The Board considered the responsibilities each Adviser has under the Agreements, and the services provided, or to be provided, by each Adviser to the Funds, including, without limitation, management, oversight, and administrative services, each Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, and its efforts to promote the Funds. The Board noted that many of the Trust’s executive officers are employees of the Advisers and serve, or will serve, the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of each Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided, or to be provided, by each Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Advisers. The Board evaluated the investment management experience of each Adviser, in light of the services it has provided, or will provide, to each Fund. In this regard, the Board received information from the Advisers regarding, among other things, each Adviser’s experience in organizing, managing and overseeing the Funds and other investment vehicles, coordinating their operation and administration, and, for those Funds to which it provides, or will provide, portfolio management services, the experience of the portfolio managers (who will continue to serve as portfolio managers to those Funds) in carrying out the day-to-day management of those Funds’ portfolios. In particular, the Board received and reviewed information dated as of October 29, 2024, comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that AMZA, NFLT, PFFR, PFFA and VWID were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the portfolio management of BBC, BBP, VPC and VRAI, the Board considered that each Fund utilized an index-based strategy, and thus took into account both the Funds’ performance relative to their respective peer groups as well as VEA’s performance in tracking the relevant indexes (i.e., tracking error).

Specifically, with respect to BBC, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year period but underperformed the average and median performance of its peer group for each of the three-year and five-year periods. For BBP, the Board noted that the Fund outperformed the average and median performance of its peer group for each of the one-year, three- year and five-year periods. The Board considered that BBC and BBP performed in accordance with its investment objective of tracking its underlying index. The Board also considered the Funds’ focus on biotechnology companies and how those companies performed relative to the Funds’ peer group, which was comprised mostly of funds focusing on the broader U.S. health care sector.

For VPC, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year, three-year and five-year periods. For VRAI, the Board noted that the Fund underperformed the average and median performance of its peer group for each of the one-year, three-year and five-year periods, but still performed in accordance with its investment objective of tracking its underlying index. The Board also considered that VRAI was included in a peer group comprised of U.S. mid-cap value funds, due to a lack of peers focusing on real assets, when evaluating its performance relative to its peers. The Board also noted that each of these index-based Funds tracked their respective underlying indexes with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses.

Other Information (unaudited) (continued)

After consideration of these factors, the Board determined that each Adviser possessed adequate capabilities and experience for the management of each Fund, and that each Fund to which VEA provided (and for which VIA will continue to provide) portfolio management services had satisfactory performance and tracking error results.

The costs of the services provided and profits realized by each Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between each Adviser and the Funds under the Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds.

The Board also considered potential benefits to each Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Advisers to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”).

Specifically, the Board noted that the management fees and expense ratios for BBC, BBP, VRAI and VWID were higher than the average and median, but below the maximum, management fees and expense ratios of their respective peer groups. The Board also considered that VRAI was included in a peer group comprised of U.S. mid-cap value funds, due to a lack of peers focusing on real assets, when evaluating its management fee and expense ratio relative to its peers. Further, the Board noted that the management fees and expense ratios for PFFR and NFLT were below the average and median management fees and expense ratios of their respective peer groups. For VPC, the Board noted that its management fee was above the average and median, but below the maximum, management fees of its peer group and its expense ratio was above the average and median, but below the maximum, average and median expense ratios of its peer group when excluding acquired fund fees and expenses. For PFFA, the Board noted that its management fee was above the average and median, but below the maximum, management fee of its peer group. For AMZA, the Board noted that its management fee was equal to the maximum management fee of its peer group, for which four other peers charged the same fee. In considering the management fees of both PFFA and AMZA, the Board also took into account the complexity of each Fund’s strategy. The Board also noted that, although PFFA’s and AMZA’s expense ratios were the highest of their respective peer groups, that was primarily the result of interest expenses relating to borrowings; without those expenses, the expense ratios for PFFA and AMZA would have been comparable to their respective peer groups.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid, or to be paid, to the Advisers (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid, or to be paid, to each Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID are subject to a unified fee. The Board considered that these Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after each Adviser reaches firm-wide profitability. The Board also considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after NFLT’s assets grow to a level where each Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Advisers under the Agreements. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with each Adviser is appropriate.

Other benefits derived by each Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to each Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of each Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Other Information (unaudited) (continued)

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved each Agreement on behalf of the Fund.

Sub-Advisory Agreements and the Transfer and Assumption Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements, and the Transfer and Assumption Agreements, with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices, and their efforts to promote the Funds. The Board also considered that VFIA, in managing NFLT, operates through its Newfleet Asset Management division (“Newfleet”). After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. The Board also considered the ability of VFIA to provide day-to-day portfolio management of NFLT’s portfolio through Newfleet. In particular, the Board received and reviewed information from VEA regarding the performance of each Sub-Adviser in implementing the investment objective and strategies for the respective Fund. In conducting its review, the Board considered that AMZA, NFLT and PFFA were actively managed funds. The Board also considered that PFFR utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Sub-Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to NFLT and PFFA, the Board noted that the Funds had outperformed the average and median performance of their respective peer groups for each of the one-year, three-year, and five-year periods. With respect to VWID, the Board noted that although the Fund underperformed the average and median performance of its peer group for the one-year period, it outperformed the average and median performance of its peer group for each of the three-year and five-year periods. With respect to PFFR, the Board noted that the Fund underperformed the average and median performance of its peer group for the three-year and five-year periods, but outperformed the average and median performance of its peer group for the one-year period. With respect to AMZA, the Board noted that, although the Fund underperformed the median performance of its peer group for the one-year period and the average and median performance of its peer group for the five-year period, it outperformed the average performance of its peer group for the one-year period and the average and median performance for the three-year period.

After consideration of these factors, the Board determined that each Sub-Adviser possessed adequate capabilities and experience for the management of the respective Funds, and that the sub-advised Funds generally had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Advisers under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, PFFA and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Advisers, and/or Sub-Advisers’ management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Advisers to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered

Other Information (unaudited) (continued)

that AMZA, PFFR, PFFA and VWID are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreements, and the Transfer and Assumption Agreements, with each Sub-Adviser on behalf of the respective Funds.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/25)

(b)	The Financial Highlights are attached herewith above under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date July 7, 2025

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date July 7, 2025

* Print the name and title of each signing officer under his or her signature.